UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.
June 30, 2019

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:
EVENT-DRIVEN FUND

WCM ALTERNATIVES:
CREDIT EVENT FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available free of charge on a website, and if you have not previously elected electronic delivery of your shareholder reports, you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund (or your financial intermediary) electronically by calling 1-800-343-8959 (or by contacting your financial intermediary). You may elect to receive all future reports in paper free of charge. You can inform the Fund (or your financial intermediary) that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-343-8959 (or by contacting your financial intermediary). Your election to receive reports in paper will apply to all funds held with Westchester Capital Funds if you invest directly with the Fund or all funds held in your account if you invest through your financial intermediary.

DEAL COMPOSITION

The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	97.5%	Cash	40.2%
Financial	2.5%	Cash & Stock	24.7%
		Stock with Fixed Exchange Ratio	20.8%
By Deal Type		Stock and Stub(1)	14.3%
Friendly	100.0%	Stock with Flexible
Hostile	—%	Exchange Ratio (Collar)	— %**
		Undetermined(2)	— %**

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2019.
**	Less than 0.05%.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, closed-end funds, preferred stocks, contingent value rights, rights, warrants, bank loans, corporate bonds and swap contract positions as of June 30, 2019.  Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, investments purchased with the cash proceeds from securities lending collateral, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts.  Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, closed-end funds, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and swap contract positions as of June 30, 2019.  Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts.  Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Credit Event Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of closed-end funds, preferred stocks, warrants, bank loans, convertible bonds, corporate bonds and swap contract positions as of June 30, 2019.  Data expressed excludes special purpose acquisition companies, short-term investments, securities sold short and reverse repurchase agreements.  Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE
June 30, 2019 (Unaudited)

As a shareholder of The Merger Fund, WCM Alternatives: Event-Driven Fund and/or WCM Alternatives: Credit Event Fund (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.  The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2019 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/19-
	6/30/19	1/1/19	6/30/19	6/30/19(1)
The Merger Fund
Investor Class
Actual Expenses(2)(3)	2.09%	$1,000.00	$1,024.40	$10.49
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	2.09%	$1,000.00	$1,014.43	$10.44
Institutional Class
Actual Expenses(2)(3)	1.80%	$1,000.00	$1,025.80	$ 9.04
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.80%	$1,000.00	$1,015.87	$ 9.00

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/19-
	6/30/19	1/1/19	6/30/19	6/30/19(1)
WCM Alternatives: Event-Driven Fund
Investor Class
Actual Expenses(2)(4)	2.50%	$1,000.00	$1,059.30	$12.76
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	2.50%	$1,000.00	$1,012.40	$12.47
Institutional Class
Actual Expenses(2)(4)	2.25%	$1,000.00	$1,061.10	$11.50
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	2.25%	$1,000.00	$1,013.64	$11.23

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2019 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/19-
	6/30/19	1/1/19	6/30/19	6/30/19(1)
WCM Alternatives: Credit Event Fund
Investor Class
Actual Expenses(2)(5)	2.19%	$1,000.00	$1,094.30	$11.37
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	2.19%	$1,000.00	$1,013.93	$10.94
Institutional Class
Actual Expenses(2)(5)	1.94%	$1,000.00	$1,095.30	$10.08
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	1.94%	$1,000.00	$1,015.17	$ 9.69

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)
Based on the actual returns of 2.44%, 2.58%, 5.93%, 6.11%, 9.43% and 9.53% for the six-month period ended June 30, 2019 for The Merger Fund Investor and Institutional Classes, WCM Alternatives: Event-Driven Fund Investor and Institutional Classes and WCM Alternatives: Credit Event Fund Investor and Institutional Classes, respectively.

(3)
Excluding dividends on securities sold short and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $7.48 and $7.45, respectively in the The Merger Fund Investor Class and $5.98 and $5.96, respectively in The Merger Fund Institutional Class.

(4)
Excluding dividends on securities sold short and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $9.55 and $9.35, respectively in WCM Alternatives: Event-Driven Fund Investor Class and $8.28 and $8.10, respectively in WCM Alternatives: Event-Driven Fund Institutional Class.

(5)
Excluding interest on reverse repurchase agreements, your actual cost of investment and your hypothetical cost of investment would have been $9.81 and $9.44, respectively in WCM Alternatives: Credit Event Fund Investor Class and $8.52 and $8.20, respectively in WCM Alternatives: Credit Event Fund Institutional Class.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 99.29%

COMMON STOCKS — 60.87%

AEROSPACE & DEFENSE — 4.97%
L3 Technologies, Inc. (e)	615,645	$150,937,685

ALTERNATIVE CARRIERS — 2.22%
Zayo Group Holdings, Inc. (a)	2,053,975	67,596,317

ASSET MANAGEMENT
& CUSTODY BANKS — 3.27%
Oaktree Capital Group LLC (e)	2,006,355	99,394,827

BIOTECHNOLOGY — 3.90%
Celgene Corporation (a)(e)	1,034,239	95,605,053
Spark Therapeutics, Inc. (a)	224,248	22,958,510
		118,563,563
BROADCASTING — 1.09%
Discovery Communications, Inc. Class C (a)	133,231	3,790,422
Fox Corporation Class B (e)	569,846	20,816,474
Tribune Media Company Class A (l)	184,143	8,511,090
		33,117,986
CASINOS & GAMING — 1.48%
Caesars Entertainment Corporation (a)(l)	3,812,883	45,068,277

CHEMICALS — 0.54%
Corteva, Inc. (e)(k)	155,734	4,605,054
DuPont de Nemours, Inc. (e)(k)	155,735	11,691,027
		16,296,081
COMMODITY CHEMICALS — 0.26%
Dow, Inc. (e)(k)	157,290	7,755,970

CONSTRUCTION MACHINERY
& HEAVY TRUCKS — 0.92%
WABCO Holdings, Inc. (a)(k)	211,804	28,085,210

DATA PROCESSING &
OUTSOURCED SERVICES — 10.95%
First Data Corporation Class A (a)(e)	7,696,743	208,350,833
Total System Services, Inc.	5,530	709,333
Worldpay, Inc. Class A (a)(e)(f)	996,856	123,719,798
		332,779,964
EMPLOYMENT SERVICES — 0.50%
WageWorks, Inc. (a)	300,543	15,264,579

ENVIRONMENTAL &
FACILITIES SERVICES — 0.20%
Advanced Disposal Services, Inc. (a)	192,258	6,134,953

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
GAS UTILITIES — 1.83%
AmeriGas Partners LP (e)	1,598,181	$55,680,626

INTEGRATED TELECOMMUNICATION
SERVICES — 0.50%
AT&T, Inc. (e)(k)(l)	453,909	15,210,491

INTERNET & DIRECT
MARKETING RETAIL — 0.54%
Liberty Expedia Holdings, Inc. Class A (a)	344,018	16,440,620

LIFE & HEALTH INSURANCE — 0.04%
Genworth Financial, Inc. Class A (a)	306,379	1,136,666

MANAGED HEALTH CARE — 1.24%
WellCare Health Plans, Inc. (a)(k)	131,645	37,528,040

OIL & GAS EXPLORATION
& PRODUCTION — 5.85%
Anadarko Petroleum Corporation	2,475,766	174,690,049
EnCana Corporation (b)	621,372	3,187,638
		177,877,687
OIL & GAS STORAGE
& TRANSPORTATION — 2.85%
Andeavor Logistics LP	100,398	3,647,459
Buckeye Partners LP	558,500	22,926,425
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	2,276,354	60,205,170
		86,779,054
PHARMACEUTICALS — 0.51%
Allergan plc (b)	91,514	15,322,189

REGIONAL BANKS — 5.10%
SunTrust Banks, Inc. (e)	2,467,773	155,099,533

REITs — 0.37%
Brookfield Property REIT, Inc. Class A (l)	600,931	11,351,587

SEMICONDUCTOR EQUIPMENT — 1.82%
Versum Materials, Inc.	1,073,415	55,366,746

SEMICONDUCTORS — 1.38%
Mellanox Technologies Ltd. (a)(b)(e)	379,504	41,999,708

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT — 0.20%
Cypress Semiconductor Corporation (l)	277,825	6,178,828

STEEL — 0.17%
SunCoke Energy, Inc. (a)	593,358	5,269,015

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
SYSTEMS SOFTWARE — 7.21%
Red Hat, Inc. (a)(e)	1,167,805	$219,267,067

TECHNOLOGY HARDWARE
& STORAGE & PERIPHERALS — 0.00%
Cray, Inc. (a)	700	24,374

WIRELESS TELECOMMUNICATION
SERVICES — 0.96%
Sprint Corporation (a)(l)	4,429,565	29,102,242
TOTAL COMMON STOCKS
(Cost $1,778,481,850)		1,850,629,885

SPECIAL PURPOSE ACQUISITION
COMPANIES — 4.86% (a)
Act II Global Acquisition
Corporation Class A (b)(f)	675,184	6,579,668
Alberton Acquisition Corporation (b)	472,825	4,794,446
Black Ridge Acquisition Corporation (l)	286,249	2,934,052
CF Finance Acquisition
Corporation Class A	390,688	3,914,694
ChaSerg Technology Acquisition
Corporation Class A	439,436	4,411,937
Churchill Capital Corporation II	302,611	3,071,501
Collier Creek Holdings Class A (b)	195,000	1,950,000
FinTech Acquisition Corporation III Class A	328,770	3,225,234
Forum Merger II Corporation Class A (f)(l)	334,654	3,363,273
GigCapital, Inc. (f)	300,000	3,100,500
Gordon Pointe Acquisition Corporation	424,801	4,388,194
Graf Industrial Corporation	434,606	4,324,330
Haymaker Acquisition Corporation II	893,499	9,122,625
Hennessy Capital Acquisition
Corporation IV	175,540	1,737,846
Legacy Acquisition Corporation Class A	247,158	2,496,296
Leisure Acquisition Corporation (f)(l)	500,080	5,075,812
Longevity Acquisition Corporation (b)(f)	262,500	2,660,438
Megalith Financial Acquisition
Corporation Class A (f)	260,768	2,623,326
Modern Media Acquisition Corporation (f)	711,578	7,443,106
Monocle Acquisition Corporation (f)	204,085	2,022,482
Mudrick Capital Acquisition
Corporation Class A (f)	428,413	4,359,102
New Frontier Corporation Class A (b)(l)	73,972	744,898
Opes Acquisition Corporation (f)	299,301	3,084,297
Pivotal Acquisition Corporation	495,651	5,030,858

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
Pure Acquisition Corporation	687,660	$6,972,872
Thunder Bridge Acquisition Ltd. Class A (b)	148,497	1,548,824
Tiberius Acquisition Corporation (f)	311,172	3,169,287
TKK Symphony Acquisition Corporation (b)	399,444	3,998,434
Trident Acquisitions Corporation	1,071,790	11,082,309
Trinity Merger Corporation Class A	1,119,455	11,530,386
Tuscan Holdings Corporation	610,840	6,035,099
Twelve Seas Investment Company (b)(f)	467,667	4,751,497
VectoIQ Acquisition Corporation	620,727	6,287,965
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $140,735,449)		147,835,588

CLOSED-END FUNDS — 11.41% (a)(e)
Altaba, Inc.	5,001,052	346,922,977
TOTAL CLOSED-END FUNDS
(Cost $304,872,890)		346,922,977

PREFERRED STOCKS — 0.02%
Colony Capital, Inc., 8.750%, Series E	18,334	455,783
TOTAL PREFERRED STOCKS
(Cost $469,690)		455,783

CONTINGENT VALUE
RIGHTS — 0.00% (a)(e)(g)
Media General, Inc.	891,153	26,735
TOTAL CONTINGENT VALUE RIGHTS
(Cost $0)		26,735

RIGHTS — 0.00% (a)
Modern Media Acquisition Corporation
Expiration: September 2019	477,700	138,533
TOTAL RIGHTS (Cost $206,542)		138,533

WARRANTS — 0.13% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024,
Exercise Price: $11.50 (b)	337,592	229,563
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	293,016	175,810
ChaSerg Technology Acquisition
Corporation Class A
Expiration: September 2023,
Exercise Price: $11.50	219,718	164,788

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
Collier Creek Holdings Class A
Expiration: November 2023,
Exercise Price: $11.50 (b)	65,000	$84,500
FinTech Acquisition Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	164,385	228,660
Graf Industrial Corporation
Expiration: December 2025,
Exercise Price: $11.50 (f)	434,606	162,977
Hennessy Capital Acquisition Corporation IV
Expiration: September 2025,
Exercise Price: $11.50	131,655	78,993
Modern Media Acquisition Corporation
Expiration: June 2022,
Exercise Price: $11.50	238,850	52,547
Monocle Acquisition Corporation
Expiration: June 2024,
Exercise Price: $11.50 (f)	204,085	69,389
Mudrick Capital Acquisition
Corporation Class A
Expiration: March 2025,
Exercise Price: $11.50	428,413	209,922
Pivotal Acquisition Corporation
Expiration: December 2025,
Exercise Price: $11.50	495,651	669,129
Pure Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50	342,226	369,604
Thunder Bridge Acquisition Ltd. Class A
Expiration: July 2022,
Exercise Price: $11.50 (b)	338,801	684,378
Tiberius Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50 (f)	311,172	141,583
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50	610,840	476,455
TOTAL WARRANTS (Cost $3,075,708)		3,798,298
	Principal
	Amount
BANK LOANS — 3.03% (f)(j)
Avaya Holdings Corporation
6.651% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$7,680,848	7,357,638

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
Cengage Learning Holdings II, Inc.
6.652% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	$15,380,360	$14,745,920
McGraw-Hill Global
Education Holdings LLC
6.402% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	15,382,018	14,721,899
Tribune Media Company
5.402% (3 Month U.S.
LIBOR + 3.000%), 1/27/2024	28,757,000	28,792,946
Zayo Group LLC
4.402% (3 Month U.S.
LIBOR + 2.000%), 1/19/2021	26,325,763	26,350,509
TOTAL BANK LOANS (Cost $92,769,652)		91,968,912

CORPORATE BONDS — 7.83% (f)
Arconic, Inc.
5.400%, 4/15/2021	7,553,000	7,832,164
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	8,779,000	9,283,792
CEC Entertainment, Inc.
8.000%, 2/15/2022	11,217,000	11,428,581
EIG Investors Corporation
10.875%, 2/1/2024	16,610,000	17,689,650
First Data Corporation
5.750%, 1/15/2024 (h)	17,852,000	18,387,560
GenOn Energy, Inc. / NRG Americas, Inc.
9.044% (6 Month U.S.
LIBOR + 6.500%), 12/1/2023 (j)	9,862,000	9,825,018
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(h)	4,585,000	4,808,519
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	15,253,000	16,835,499
Multi-Color Corporation
4.875%, 11/1/2025 (h)	7,811,000	8,230,841
Nationstar Mortgage LLC /
Nationstar Capital Corporation
6.500%, 7/1/2021	2,935,000	2,946,799
6.500%, 6/1/2022	1,939,000	1,923,245
Nielsen Finance LLC /
Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000	12,216,641

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount		Value
Rent-A-Center, Inc.
6.625%, 11/15/2020	$7,517,000		$7,563,981
4.750%, 5/1/2021 (l)	12,832,000		12,880,120
T-Mobile USA, Inc.
6.500%, 1/15/2024	9,842,000		10,211,075
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	14,621,000		15,282,600
Unitymedia Hessen GmbH & Company
KG / Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	7,192,000		7,443,720
Univar USA, Inc.
6.750%, 7/15/2023 (h)	24,763,000		25,351,121
Vistra Energy Corporation
5.875%, 6/1/2023	15,354,000		15,757,043
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	21,763,000		22,198,260
TOTAL CORPORATE BONDS
(Cost $236,756,036)			238,096,229

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED PUT OPTIONS — 0.05% (a)
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $26.00	1,557	$4,604,049	85,635
Dow, Inc.
Expiration: September 2019,
Exercise Price: $45.00	1,541	7,598,671	171,051
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $70.00	1,557	11,688,399	315,293
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $285.00	852	24,963,600	107,778
Expiration: July 2019,
Exercise Price: $292.00	1,462	42,836,600	394,740
SPDR S&P Oil & Gas Exploration
& Production ETF Trust
Expiration: July 2019,
Exercise Price: $25.00	1,290	3,515,250	28,380

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $74.00	1,964	$15,327,056	$86,416
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $106.00	1,010	11,128,180	284,315
TOTAL PURCHASED PUT OPTIONS
(Cost $2,431,692)			1,473,608

	Principal
	Amount
ESCROW NOTES — 0.01% (a)(d)(g)
AMR Corporation	$1,243,406		273,549
T-Mobile USA, Inc.	7,594,000		—
TOTAL ESCROW NOTES (Cost $93,712)			273,549

	Shares
SHORT-TERM INVESTMENTS — 11.08%

MONEY MARKET FUNDS — 10.37% (c)
The Government & Agency Portfolio,
Institutional Share Class, 2.26%	149,080,000		149,080,000
JPMorgan U.S. Government
Money Market Fund,
Institutional Share Class, 2.26%	149,080,000		149,080,000
Morgan Stanley Institutional Liquidity
Fund — Government Portfolio,
Institutional Share Class, 2.24%	16,972,526		16,972,526
			315,132,526

	Principal
	Amount
U.S. TREASURY BILLS — 0.71% (e)(f)(m)
United States Treasury Bills
2.41%, 9/12/2019	$2,370,000		2,360,099
2.37%, 9/19/2019	2,355,000		2,344,175
2.33%, 9/26/2019	2,265,000		2,253,683
2.36%, 10/3/2019	900,000		895,103
2.35%, 10/10/2019	3,260,000		3,240,965
2.35%, 10/17/2019	1,755,000		1,744,352
2.35%, 10/24/2019	1,860,000		1,848,249

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
2.36%, 10/31/2019	$1,095,000	$1,087,550
2.33%, 11/7/2019	305,000	302,762
2.32%, 11/14/2019	4,575,000	4,539,694
2.21%, 11/29/2019	310,000	307,336
2.10%, 12/5/2019	340,000	337,008
1.99%, 12/19/2019	400,000	396,123
		21,657,099
TOTAL SHORT-TERM INVESTMENTS
(Cost $336,773,024)		336,789,625
TOTAL LONG INVESTMENTS
(Cost $2,896,666,245) — 99.29%		3,018,409,722

	Shares
INVESTMENT OF CASH COLLATERAL
FROM SECURITIES LOANED — 2.01%

SHORT-TERM FUND — 2.01% (c)
Mount Vernon Liquid Asset
Portfolio LLC, 2.52%	61,258,584	61,258,584
TOTAL SHORT-TERM FUND —
(Cost $61,258,584)		61,258,584
TOTAL INVESTMENT OF CASH COLLATERAL
FROM SECURITIES LOANED —
(Cost $61,258,584)		61,258,584

SHORT INVESTMENTS — (37.31)%

COMMON STOCKS — (37.28)%

AEROSPACE & DEFENSE — (4.98)%
Harris Corporation	(800,329)	(151,366,224)

AIRLINES — (0.01)%
American Airlines Group, Inc.	(11,395)	(371,591)

ASSET MANAGEMENT
& CUSTODY BANKS — (1.70)%
Brookfield Asset Management,
Inc. Class A (b)	(1,079,982)	(51,601,540)

BROADCASTING — (0.41)%
Discovery Communications, Inc. Class A	(133,231)	(4,090,192)
Fox Corporation Class A	(226,116)	(8,284,890)
		(12,375,082)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
CASINOS & GAMING — (0.52)%
Eldorado Resorts, Inc.	(340,882)	$(15,704,434)

DATA PROCESSING &
OUTSOURCED SERVICES — (10.76)%
Fidelity National Information Services, Inc.	(925,774)	(113,573,955)
Fiserv, Inc.	(2,335,663)	(212,919,039)
Global Payments, Inc.	(4,479)	(717,222)
		(327,210,216)
GAS UTILITIES — (1.40)%
UGI Corporation	(799,210)	(42,685,806)

INTEGRATED OIL & GAS — (1.00)%
Occidental Petroleum Corporation	(602,851)	(30,311,348)

INTERNET & DIRECT
MARKETING RETAIL — (7.45)%
Alibaba Group Holding Ltd. — ADR	(1,239,524)	(210,037,342)
Expedia Group, Inc.	(123,846)	(16,475,233)
		(226,512,575)
MANAGED HEALTH CARE — (0.46)%
Centene Corporation	(266,498)	(13,975,155)

OIL & GAS STORAGE
& TRANSPORTATION — (0.12)%
MPLX LP	(113,798)	(3,663,158)

PHARMACEUTICALS — (1.73)%
AbbVie, Inc.	(79,251)	(5,763,133)
Bristol-Myers Squibb Company	(1,034,239)	(46,902,738)
		(52,665,871)
REGIONAL BANKS — (5.16)%
BB&T Corporation	(3,193,113)	(156,877,642)

REITs — (0.30)%
Brookfield Property Partners LP (b)	(488,190)	(9,241,437)

STEEL — (0.17)%
SunCoke Energy, Inc.	(594,665)	(5,280,625)

WIRELESS TELECOMMUNICATION
SERVICES — (1.11)%
T-Mobile USA, Inc.	(454,295)	(33,681,431)
TOTAL COMMON STOCKS
(Proceeds $1,014,032,812)		(1,133,524,135)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
PRIVATE PLACEMENTS — (0.03)% (g)
Celgene Corporation	(344,402)	$(757,684)
TOTAL PRIVATE PLACEMENTS
(Proceeds $748,500)		(757,684)
TOTAL SHORT INVESTMENTS
(Proceeds $1,014,781,312) — (37.31)%		(1,134,281,819)
TOTAL NET INVESTMENTS
(Cost $1,943,143,517) — 63.99%		1,945,386,487
OTHER ASSETS IN
EXCESS OF LIABILITIES — 36.01%		1,094,745,848
TOTAL NET ASSETS — 100.00%		$3,040,132,335

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate shown is the annualized seven-day yield as of June 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2019, these securities represent 4.61% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of June 30, 2019, this common stock had a cost of $57,736,820 and its market value represented 1.98% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see Note 2 in the Notes to the Financial Statements for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2019.
(k)	This security is held in connection with a written option contract.
(l)	All or a portion of the shares was out on loan at June 30, 2019. Total loaned securities had a value of $60,235,769 at June 30, 2019.
(m)	The rate shown represents yield to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 101.70%

COMMON STOCKS — 49.30%

AEROSPACE & DEFENSE — 4.16%
L3 Technologies, Inc. (e)	33,011	$8,093,307

ASSET MANAGEMENT
& CUSTODY BANKS — 4.28%
The Blackstone Group LP (l)	40,033	1,778,266
Oaktree Capital Group LLC (e)	132,236	6,550,971
		8,329,237
BIOTECHNOLOGY — 3.22%
Celgene Corporation (a)(e)	67,807	6,268,079

BROADCASTING — 0.72%
CBS Corporation Class B (l)	15,300	763,470
Tribune Media Company Class A (e)	13,686	632,567
		1,396,037
BUILDING PRODUCTS — 1.95%
Masco Corporation (e)(l)	96,700	3,794,508

CASINOS & GAMING — 6.03%
Caesars Entertainment Corporation (a)(e)(l)	760,222	8,985,824
MGM Resorts International (l)	96,700	2,762,719
		11,748,543
CHEMICALS — 1.43%
Corteva, Inc. (e)(l)	26,551	785,113
DuPont de Nemours, Inc. (e)(l)	26,553	1,993,334
		2,778,447
COMMODITY CHEMICALS — 0.67%
Dow, Inc. (e)(l)	26,551	1,309,230

DATA PROCESSING &
OUTSOURCED SERVICES — 5.03%
First Data Corporation Class A (a)	71,064	1,923,703
Total System Services, Inc.	345	44,253
Worldpay, Inc. Class A (a)(e)(f)	63,094	7,830,596
		9,798,552
ENVIRONMENTAL &
FACILITIES SERVICES — 0.46%
Advanced Disposal Services, Inc. (a)	28,084	896,160

GAS UTILITIES — 1.92%
AmeriGas Partners LP (e)	107,109	3,731,678

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
INTEGRATED TELECOMMUNICATION
SERVICES — 0.11%
AT&T, Inc.	6,484	$217,279

INTERNET & DIRECT
MARKETING RETAIL — 1.89%
Liberty Expedia Holdings, Inc. Class A (a)(e)	76,935	3,676,723
Reebonz Holdings Ltd. (a)(b)	597	2,245
		3,678,968
LIFE & HEALTH INSURANCE — 0.03%
Genworth Financial, Inc. Class A (a)	15,670	58,136

MANAGED HEALTH CARE — 1.09%
WellCare Health Plans, Inc. (a)(e)(l)	7,461	2,126,907

MOVIES & ENTERTAINMENT — 1.11%
The Madison Square Garden
Company Class A (a)(l)	7,700	2,155,538

OIL & GAS EXPLORATION
& PRODUCTION — 7.12%
Anadarko Petroleum Corporation	174,055	12,281,321
EnCana Corporation (b)(e)	306,630	1,573,012
		13,854,333
OIL & GAS STORAGE
& TRANSPORTATION — 1.51%
Buckeye Partners LP (e)	46,514	1,909,400
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	38,718	1,024,016
		2,933,416
PHARMACEUTICALS — 0.50%
Allergan plc (b)	5,836	977,122

REGIONAL BANKS — 3.52%
SunTrust Banks, Inc. (e)	109,145	6,859,763

SEMICONDUCTOR EQUIPMENT — 0.16%
Versum Materials, Inc.	6,197	319,641

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT — 0.43%
Cypress Semiconductor Corporation	38,079	846,877

SPECIALTY RETAIL — 0.01%
Kaixin Auto Holdings (a)(b)	9,742	21,433

STEEL — 0.64%
SunCoke Energy, Inc. (a)(e)	139,625	1,239,866

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
TECHNOLOGY HARDWARE &
STORAGE & PERIPHERALS — 0.00%
Cray, Inc. (a)	100	$3,482

WIRELESS TELECOMMUNICATION
SERVICES — 1.31%
Sprint Corporation (a)(e)	389,040	2,555,993
TOTAL COMMON STOCKS
(Cost $92,356,632)		95,992,532

SPECIAL PURPOSE ACQUISITION
COMPANIES — 11.77% (a)
Act II Global Acquisition
Corporation Class A (b)(f)	90,858	885,411
Alberton Acquisition Corporation (b)	242,664	2,460,613
Big Rock Partners Acquisition Corporation (f)	45,950	481,556
Black Ridge Acquisition Corporation	40,778	417,975
CF Finance Acquisition Corporation Class A	108,500	1,087,170
ChaSerg Technology Acquisition
Corporation Class A	22,830	229,213
Collier Creek Holdings Class A (b)	42,300	423,000
FinTech Acquisition Corporation III Class A	168,874	1,656,654
GigCapital, Inc. (f)	122,996	1,271,164
GigCapital2, Inc.	37,777	378,903
Gordon Pointe Acquisition Corporation	4,482	46,299
Graf Industrial Corporation (e)	197,624	1,966,359
Hennessy Capital Acquisition Corporation IV	167,612	1,659,359
Legacy Acquisition Corporation Class A	144,392	1,458,359
Modern Media Acquisition Corporation (e)(f)	106,188	1,110,726
Monocle Acquisition Corporation (f)	15,759	156,172
Mudrick Capital Acquisition
Corporation Class A (f)	19,411	197,507
Pure Acquisition Corporation	44,644	452,690
Regalwood Global Energy Ltd. Class A (b)	97,770	997,254
Thunder Bridge Acquisition Ltd. Class A (b)	21,365	222,837
Trident Acquisitions Corporation	161,127	1,666,053
Trinity Merger Corporation Class A	171,957	1,771,157
Tuscan Holdings Corporation (e)	168,926	1,668,989
VectoIQ Acquisition Corporation	25,000	253,250
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $21,848,120)		22,918,670

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
CLOSED-END FUNDS — 2.99%
Apollo Senior Floating Rate Fund, Inc.	22,543	$337,018
Apollo Tactical Income Fund, Inc.	21,782	321,284
Ares Dynamic Credit Allocation Fund	4,683	70,854
BlackRock Debt Strategies Fund, Inc. (e)	71,056	765,273
BlackRock Floating Rate Income
Strategies Fund, Inc.	19,222	246,618
Eaton Vance Floating-Rate Income Trust	57,056	769,115
First Trust Senior Floating Rate Income Fund II	22,317	268,920
Invesco Dynamic Credit Opportunities Fund	53,124	593,926
Invesco Senior Income Trust	173,546	749,719
Nuveen Credit Strategies Income Fund	1,574	12,466
Voya Prime Rate Trust	147,638	702,757
Western Asset High Income
Opportunity Fund, Inc. (e)	191,266	981,195
TOTAL CLOSED-END FUNDS
(Cost $5,852,257)		5,819,145

PREFERRED STOCKS — 3.87%
Colony Capital, Inc., 8.750%, Series E (e)	37,590	934,487
Fannie Mae, 8.250%, Series S (a)	123,181	1,534,835
Freddie Mac, 8.375%, Series Z (a)(e)	319,239	3,958,564
MB Financial, Inc., 6.000%, Series C (a)	38,790	1,018,238
Pebblebrook Hotel Trust, 6.375%, Series E	3,515	87,734
TOTAL PREFERRED STOCKS
(Cost $6,154,724)		7,533,858

CONTINGENT VALUE RIGHTS — 0.00% (a)(e)(g)
Media General, Inc.	42,852	1,286
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		1,286

RIGHTS — 0.01% (a)
Big Rock Partners Acquisition Corporation
Expiration: December 2022 (f)	42,195	8,017
Modern Media Acquisition Corporation
Expiration: September 2019	71,496	20,734
TOTAL RIGHTS (Cost $47,707)		28,751

WARRANTS — 0.33% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024,
Exercise Price: $11.50 (b)	45,429	30,892

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	81,375	$48,825
ChaSerg Technology Acquisition
Corporation Class A
Expiration: September 2023,
Exercise Price: $11.50	11,415	8,561
Collier Creek Holdings Class A
Expiration: November 2023,
Exercise Price: $11.50 (b)	14,100	18,330
FinTech Acquisition Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	84,437	117,452
Graf Industrial Corporation
Expiration: December 2025,
Exercise Price: $11.50 (f)	197,624	74,109
Hennessy Capital Acquisition Corporation IV
Expiration: September 2025,
Exercise Price: $11.50	125,709	75,425
Kaixin Auto Holdings
Expiration: April 2024,
Exercise Price: $11.50 (b)(f)	48,712	2,436
Legacy Acquisition Corporation Class A
Expiration: November 2022,
Exercise Price: $11.50	144,392	46,206
Modern Media Acquisition Corporation
Expiration: June 2022,
Exercise Price: $11.50	35,748	7,865
Monocle Acquisition Corporation
Expiration: June 2024,
Exercise Price: $11.50 (f)	15,759	5,358
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025,
Exercise Price: $11.50	19,411	9,511
Pure Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50	22,218	23,995
Reebonz Holdings Ltd.
Expiration: December 2023,
Exercise Price: $11.50 (b)(f)	23,859	358
Trinity Merger Corporation Class A
Expiration: May 2023,
Exercise Price: $11.50	99,243	32,651

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50 (e)	168,926	$131,762
TOTAL WARRANTS (Cost $599,831)		633,736

	Principal
	Amount
BANK LOANS — 2.28% (f)(j)
Avaya Holdings Corporation
6.651% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$447,863	429,017
Cengage Learning Holdings II, Inc.
6.652% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	1,368,473	1,312,024
McGraw-Hill Global Education Holdings LLC
6.402% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	1,366,448	1,307,807
Tribune Media Company
5.402% (3 Month U.S.
LIBOR + 3.000%), 1/27/2024	1,384,000	1,385,730
TOTAL BANK LOANS (Cost $4,520,236)		4,434,578

CONVERTIBLE BONDS — 1.25% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	251,397	430,939
NII Holdings, Inc.
4.250%, 8/15/2023 (h)	1,960,000	2,007,740
TOTAL CONVERTIBLE BONDS (Cost $2,189,567)		2,438,679

CORPORATE BONDS — 13.96% (f)
Arconic, Inc.
5.400%, 4/15/2021	795,000	824,384
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	2,971,000	3,141,832
CEC Entertainment, Inc.
8.000%, 2/15/2022	3,440,000	3,504,887
EIG Investors Corporation
10.875%, 2/1/2024	2,068,000	2,202,420
First Data Corporation
5.750%, 1/15/2024 (h)	996,000	1,025,880
GenOn Energy, Inc. / NRG Americas, Inc.
9.044% (6 Month U.S.
LIBOR + 6.500%), 12/1/2023 (j)	1,474,000	1,468,472

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount		Value
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(h)	$337,000		$353,429
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	3,286,000		3,626,922
MEG Energy Corporation
6.500%, 1/15/2025 (b)(h)	1,246,000		1,256,902
Multi-Color Corporation
4.875%, 11/1/2025 (h)	437,000		460,489
Nielsen Finance LLC /
Nielsen Finance Company
5.000%, 4/15/2022 (h)	4,022,000		4,037,083
Rent-A-Center, Inc.
6.625%, 11/15/2020	382,000		384,388
4.750%, 5/1/2021	512,000		513,920
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,600,000		1,630,000
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000		225,138
Univar USA, Inc.
6.750%, 7/15/2023 (h)	1,435,000		1,469,081
Vistra Energy Corporation
5.875%, 6/1/2023	601,000		616,776
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	440,000		448,800
TOTAL CORPORATE BONDS (Cost $27,025,156)			27,190,803

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED PUT OPTIONS — 0.19% (a)
Bayer AG
Expiration: August 2019,
Exercise Price: EUR 50.00 (b)(f)	502	$3,059,188	12,558
The Blackstone Group LP
Expiration: July 2019,
Exercise Price: $40.00	864	3,837,888	10,368
Expiration: September 2019,
Exercise Price: $32.00	238	1,057,196	2,380
Expiration: September 2019,
Exercise Price: $34.00	396	1,759,032	6,138
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Caesars Entertainment Corporation
Expiration: July 2019,
Exercise Price: $9.00 (f)	2,173	$2,568,486	$1,086
Expiration: September 2019,
Exercise Price: $6.00	832	983,424	832
Expiration: September 2019,
Exercise Price: $8.00 (f)	2,194	2,593,308	4,388
CBS Corporation Class B
Expiration: September 2019,
Exercise Price: $42.50	517	2,579,830	23,265
Expiration: September 2019,
Exercise Price: $45.00	755	3,767,450	58,512
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $26.00	288	851,616	15,840
Dow, Inc.
Expiration: September 2019,
Exercise Price: $45.00	285	1,405,335	31,635
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $70.00	288	2,162,016	58,320
FTSE 100 Index
Expiration: July 2019,
Exercise Price: GBP 7,600.00 (b)(f)(k)	2	188,225	4,318
Huntsman Corporation
Expiration: July 2019,
Exercise Price: $16.00	918	1,876,392	4,590
The Madison Square Garden Company Class A
Expiration: August 2019,
Exercise Price: $260.00	77	2,155,538	29,645
Masco Corporation
Expiration: July 2019,
Exercise Price: $30.00	499	1,958,076	1,248
Expiration: October 2019,
Exercise Price: $34.00	468	1,836,432	35,100
MGM Resorts International
Expiration: July 2019,
Exercise Price: $20.00	367	1,048,519	734
Expiration: July 2019,
Exercise Price: $21.00	180	514,260	900
Expiration: July 2019,
Exercise Price: $22.00	420	1,199,940	840

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $285.00	51	$1,494,300	$6,452
Expiration: July 2019,
Exercise Price: $292.00	94	2,754,200	25,380
SPDR S&P Oil & Gas Exploration &
Production ETF Trust
Expiration: July 2019,
Exercise Price: $25.00	471	1,283,475	10,362
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $74.00	103	803,812	4,532
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $106.00	64	705,152	18,016
TOTAL PURCHASED PUT OPTIONS (Cost $711,579)			367,439

	Principal
	Amount
ESCROW NOTES — 0.01% (a)(d)(g)
AMR Corporation	$28,850		6,347
Winthrop Realty Trust (e)	26,484		15,890
TOTAL ESCROW NOTES (Cost $75,778)			22,237

	Shares
SHORT-TERM INVESTMENTS — 15.74%
MONEY MARKET FUNDS — 3.20% (c)
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 2.26%	6,229,598		6,229,598
			6,229,598

	Principal
	Amount
U.S. TREASURY BILLS — 12.54% (e)(f)(m)
United States Treasury Bills
2.40%, 7/18/2019	$660,000		659,370
2.41%, 7/25/2019	915,000		913,815
2.39%, 8/8/2019	380,000		379,184
2.42%, 8/22/2019	200,000		199,402
2.41%, 8/29/2019	1,350,000		1,345,370
2.41%, 9/12/2019	315,000		313,684
2.37%, 9/19/2019	300,000		298,621

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
2.33%, 9/26/2019	$20,000	$19,900
2.35%, 10/24/2019	555,000	551,494
2.33%, 11/7/2019	6,740,000	6,690,549
2.32%, 11/14/2019	2,465,000	2,445,978
2.29%, 11/21/2019	6,550,000	6,496,793
2.23%, 11/29/2019	820,000	812,953
2.09%, 12/5/2019	1,345,000	1,333,166
2.10%, 12/12/2019	275,000	272,449
1.95%, 12/19/2019	1,710,000	1,693,428
		24,426,156
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,639,251)		30,655,754
TOTAL LONG INVESTMENTS
(Cost $192,020,838) — 101.70%		198,037,468

	Shares
SHORT INVESTMENTS — (26.72)%

COMMON STOCKS — (26.70)%

AEROSPACE & DEFENSE — (4.17)%
Harris Corporation	(42,914)	(8,116,325)

AIRLINES — 0.00%
American Airlines Group, Inc.	(194)	(6,326)

ASSET MANAGEMENT &
CUSTODY BANKS — (1.75)%
Brookfield Asset Management, Inc. Class A (b)	(71,173)	(3,400,646)

BROADCASTING — (0.17)%
Discovery Communications, Inc. Class A	(10,767)	(330,547)

CABLE & SATELLITE — (0.34)%
Sirius XM Holdings, Inc.	(117,749)	(657,039)

CASINOS & GAMING — (0.78)%
Eldorado Resorts, Inc.	(32,978)	(1,519,297)

DATA PROCESSING &
OUTSOURCED SERVICES — (4.72)%
Fidelity National Information Services, Inc.	(58,595)	(7,188,435)
Fiserv, Inc.	(21,532)	(1,962,857)
Global Payments, Inc.	(280)	(44,836)
		(9,196,128)
GAS UTILITIES — (1.47)%
UGI Corporation	(53,563)	(2,860,800)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
INTEGRATED OIL & GAS — (1.06)%
Occidental Petroleum Corporation	(41,038)	$(2,063,391)

INTERNET & DIRECT
MARKETING RETAIL — (4.10)%
Alibaba Group Holding Ltd. — ADR	(25,368)	(4,298,607)
Expedia Group, Inc.	(27,694)	(3,684,133)
		(7,982,740)
MANAGED HEALTH CARE — (0.40)%
Centene Corporation	(14,979)	(785,499)

PHARMACEUTICALS — (1.77)%
AbbVie, Inc.	(5,054)	(367,527)
Bristol-Myers Squibb Company	(67,807)	(3,075,047)
		(3,442,574)
REGIONAL BANKS — (3.57)%
BB&T Corporation	(141,558)	(6,954,745)

REITs — (0.24)%
Brookfield Property Partners LP (b)	(24,527)	(464,296)

STEEL — (0.64)%
SunCoke Energy, Inc.	(139,942)	(1,242,685)

WIRELESS TELECOMMUNICATION
SERVICES — (1.52)%
T-Mobile USA, Inc.	(39,901)	(2,958,260)
TOTAL COMMON STOCKS
(Proceeds $50,301,494)		(51,981,298)

PRIVATE PLACEMENTS — (0.02)% (g)
Celgene Corporation	(22,580)	(49,676)
TOTAL PRIVATE PLACEMENTS
(Proceeds $48,929)		(49,676)

TOTAL SHORT INVESTMENTS
(Proceeds $50,350,423) — (26.72)%		(52,030,974)
TOTAL NET INVESTMENTS
(Cost $141,670,415) — 74.98%		146,006,494
OTHER ASSETS IN
EXCESS OF LIABILITIES — 25.02%		48,709,685
TOTAL NET ASSETS — 100.00%		$194,716,179

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pounds
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate shown is the annualized seven-day yield as of June 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2019, these securities represent 9.16% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of June 30, 2019, this common stock had a cost of $983,662 and its market value represented 0.53% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see Note 2 in the Notes to the Financial Statements for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2019.
(k)	This security has 10 shares per contract.
(l)	This security is held in connection with a written option contract.
(m)	The rate shown represents yield to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 108.00%

SPECIAL PURPOSE ACQUISITION
COMPANIES — 35.70% (a)
Act II Global Acquisition
Corporation Class A (b)(e)	11,468	$111,756
Alberton Acquisition Corporation (b)	19,986	202,658
CF Finance Acquisition
Corporation Class A	15,440	154,709
FinTech Acquisition
Corporation III Class A	15,106	148,190
Haymaker Acquisition Corporation II	8,030	81,986
Hennessy Capital Acquisition
Corporation IV	7,720	76,428
Legacy Acquisition Corporation Class A	8,245	83,275
Mudrick Capital Acquisition
Corporation Class A (e)	1,950	19,841
Pivotal Acquisition Corporation	7,598	77,120
Pure Acquisition Corporation	15,882	161,043
Trident Acquisitions Corporation	13,565	140,262
Trinity Merger Corporation Class A	7,578	78,053
Tuscan Holdings Corporation	10,713	105,845
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $1,376,387)		1,441,166

CLOSED-END FUNDS — 0.11%
Apollo Tactical Income Fund, Inc.	23	339
Ares Dynamic Credit Allocation Fund	173	2,618
BlackRock Debt Strategies Fund, Inc.	82	883
Nuveen Credit Strategies Income Fund	58	459
TOTAL CLOSED-END FUNDS
(Cost $4,396)		4,299

PREFERRED STOCKS — 2.78% (a)
Fannie Mae, 8.250%, Series S	2,531	31,536
Freddie Mac, 8.375%, Series Z	6,510	80,724
TOTAL PREFERRED STOCKS
(Cost $92,675)		112,260

WARRANTS — 1.61% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024,
Exercise Price: $11.50 (b)	5,734	3,899

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	11,580	$6,948
FinTech Acquisition Corporation III Class A
Expiration: December 2023,
Exercise Price: $11.50	7,553	10,506
Hennessy Capital Acquisition Corporation IV
Expiration: September 2025,
Exercise Price: $11.50	5,790	3,474
Mudrick Capital Acquisition
Corporation Class A
Expiration: March 2025,
Exercise Price: $11.50	1,950	956
Pivotal Acquisition Corporation
Expiration: December 2025,
Exercise Price: $11.50	7,598	10,257
Pure Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50	7,903	8,535
Thunder Bridge Acquisition Ltd. Class A
Expiration: July 2022,
Exercise Price: $11.50 (b)	5,911	11,941
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50	10,713	8,356
TOTAL WARRANTS (Cost $47,552)		64,872

	Principal
	Amount
BANK LOANS — 9.42% (e)(g)
Cengage Learning Holdings II, Inc.
6.652% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	$99,743	95,628
McGraw-Hill Global
Education Holdings LLC
6.402% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	98,743	94,506
Tribune Media Company
5.402% (3 Month U.S.
LIBOR + 3.000%), 1/27/2024	190,000	190,238
TOTAL BANK LOANS (Cost $384,938)		380,372

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS — 8.14% (e)
Caesars Entertainment Corporation
5.000%, 10/1/2024	$71,000	$121,706
NII Holdings, Inc.
4.250%, 8/15/2023 (f)	202,000	206,921
TOTAL CONVERTIBLE BONDS
(Cost $318,469)		328,627

CORPORATE BONDS — 47.42% (e)
Acadia Healthcare Company, Inc.
5.125%, 7/1/2022 (d)	153,000	154,339
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(f)(h)	225,000	237,937
CEC Entertainment, Inc.
8.000%, 2/15/2022	188,000	191,546
EIG Investors Corporation
10.875%, 2/1/2024	182,000	193,829
GenOn Energy, Inc. / NRG Americas, Inc.
9.044% (6 Month U.S.
LIBOR + 6.500%), 12/1/2023 (g)	184,000	183,310
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(f)	13,000	13,634
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/2021 (f)	45,000	46,189
Multi-Color Corporation
4.875%, 11/1/2025 (f)	57,000	60,064
Nationstar Mortgage LLC /
Nationstar Capital Corporation
6.500%, 7/1/2021	25,000	25,101
6.500%, 6/1/2022	16,000	15,870
Nielsen Finance LLC /
Nielsen Finance Company
5.000%, 4/15/2022 (d)(f)	203,000	203,761
Rent-A-Center, Inc.
6.625%, 11/15/2020	12,000	12,075
4.750%, 5/1/2021 (d)	184,000	184,690
Unitymedia GmbH
6.125%, 1/15/2025 (b)(f)	148,000	154,697
Univar USA, Inc.
6.750%, 7/15/2023 (f)(h)	232,000	237,510
TOTAL CORPORATE BONDS
(Cost $1,897,004)		1,914,552

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.82%

MONEY MARKET FUNDS — 2.82% (c)
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 2.26%	113,946	$113,946
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,946)		113,946
TOTAL LONG INVESTMENTS
(Cost $4,235,367) — 108.00%		4,360,094

SHORT INVESTMENTS — (1.03)%

COMMON STOCKS — (1.03)%

CASINOS & GAMING — (1.03)%
Eldorado Resorts, Inc.	(902)	(41,555)
TOTAL COMMON STOCKS
(Proceeds $40,595)		(41,555)
TOTAL SHORT INVESTMENTS
(Proceeds $40,595) — (1.03)%		(41,555)
TOTAL NET INVESTMENTS
(Cost $4,194,772) — 106.97%		4,318,539
OTHER LIABILITIES IN
EXCESS OF ASSETS — (6.97)%		(281,488)
TOTAL NET ASSETS — 100.00%		$4,037,051

LIBOR – London Interbank Offered Rate
plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate shown is the annualized seven-day yield as of June 30, 2019.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short and swap contracts.
(e)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2019, these securities represent 28.75% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2019.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: August 2019,
Exercise Price: $33.00	(492)	$(1,648,692)	$(49,692)
BB&T Corporation
Expiration: September 2019,
Exercise Price: $46.00	(28)	(137,564)	(11,130)
Centene Corporation
Expiration: September 2019,
Exercise Price: $50.00	(986)	(5,170,584)	(478,210)
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $29.00	(1,557)	(4,604,049)	(303,615)
Dow, Inc.
Expiration: September 2019,
Exercise Price: $50.00	(1,541)	(7,598,671)	(312,823)
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $77.50	(1,557)	(11,688,399)	(424,282)
Occidental Petroleum Corporation
Expiration: July 2019,
Exercise Price: $45.00	(393)	(1,976,004)	(209,273)
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $295.00	(425)	(12,452,500)	(144,075)
Expiration: July 2019,
Exercise Price: $296.00	(426)	(12,481,800)	(121,410)
WABCO Holdings, Inc.
Expiration: September 2019,
Exercise Price: $135.00	(1,720)	(22,807,200)	(172,000)
WellCare Health Plans, Inc.
Expiration: September 2019,
Exercise Price: $250.00	(236)	(6,727,652)	(936,920)
			(3,163,430)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $270.00	(852)	$(24,963,600)	$(26,412)
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $68.00	(1,964)	(15,327,056)	(15,712)
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $99.00	(1,010)	(11,128,180)	(117,160)
			(159,284)
TOTAL WRITTEN OPTIONS
(Premiums received $3,307,611)			$(3,322,714)

ETF – Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
The Blackstone Group LP
Expiration: July 2019,
Exercise Price: $44.00	(864)	$(3,837,888)	$(117,936)
Expiration: September 2019,
Exercise Price: $38.00	(224)	(995,008)	(149,520)
Expiration: September 2019,
Exercise Price: $39.00	(285)	(1,265,970)	(163,875)
Expiration: September 2019,
Exercise Price: $40.00	(194)	(861,748)	(93,508)
Caesars Entertainment Corporation
Expiration: July 2019,
Exercise Price: $11.00 (b)	(2,173)	(2,568,486)	(184,705)
Expiration: September 2019,
Exercise Price: $10.00 (b)	(2,194)	(2,593,308)	(399,308)
CBS Corporation Class B
Expiration: September 2019,
Exercise Price: $47.50	(517)	(2,579,830)	(200,337)
Expiration: September 2019,
Exercise Price: $50.00	(755)	(3,767,450)	(177,425)
Centene Corporation
Expiration: September 2019,
Exercise Price: $50.00	(55)	(288,420)	(26,675)
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $30.00	(288)	(851,616)	(41,760)
Dow, Inc.
Expiration: September 2019,
Exercise Price: $52.50	(285)	(1,405,335)	(28,500)
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $80.00	(288)	(2,162,016)	(51,840)
Huntsman Corporation
Expiration: July 2019,
Exercise Price: $20.00	(918)	(1,876,392)	(82,620)
The Madison Square Garden Company Class A
Expiration: August 2019,
Exercise Price: $290.00	(77)	(2,155,538)	(54,285)
Masco Corporation
Expiration: July 2019,
Exercise Price: $35.00	(499)	(1,958,076)	(219,560)
Expiration: October 2019,
Exercise Price: $38.00	(468)	(1,836,432)	(149,760)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
MGM Resorts International
Expiration: July 2019,
Exercise Price: $23.00	(367)	$(1,048,519)	$(208,273)
Expiration: July 2019,
Exercise Price: $24.00	(180)	(514,260)	(82,260)
Expiration: July 2019,
Exercise Price: $25.00	(420)	(1,199,940)	(149,940)
Occidental Petroleum Corporation
Expiration: July 2019,
Exercise Price: $45.00	(30)	(150,840)	(15,975)
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $295.00	(27)	(791,100)	(9,153)
Expiration: July 2019,
Exercise Price: $296.00	(26)	(761,800)	(7,410)
Uniper SE
Expiration: September 2019,
Exercise Price: EUR 26.00 (a)(b)	(845)	(2,250,235)	(139,323)
WellCare Health Plans, Inc.
Expiration: September 2019,
Exercise Price: $250.00	(14)	(399,098)	(55,580)
			(2,809,528)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: August 2019,
Exercise Price: EUR 56.00 (a)(b)	(251)	(1,529,594)	(22,262)
Expiration: August 2019,
Exercise Price: EUR 57.00 (a)(b)	(251)	(1,529,594)	(29,112)
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $270.00	(52)	(1,523,600)	(1,612)
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $68.00	(103)	(803,812)	(824)
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $99.00	(64)	(705,152)	(7,424)
			(61,234)
TOTAL WRITTEN OPTIONS
(Premiums received $2,142,506)			$(2,870,762)

ETF – Exchange-Traded Fund
EUR – Euro
(a)	Foreign Security.
(b)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2019 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2019	be Received		June 30, 2019	(Depreciation)*
7/11/19	JPM	13,077,748	AUD	$9,185,484	9,088,564	USD	$9,088,564	$(96,920)
7/11/19	JPM	9,152,528	USD	9,152,528	13,077,748	AUD	9,185,485	32,957
9/25/19	JPM	7,098,594	EUR	8,129,089	8,104,611	USD	8,104,611	(24,478)
12/19/19	JPM	3,212,244	EUR	3,702,895	3,703,974	USD	3,703,974	1,079
7/2/19	JPM	49,884,830	GBP	63,364,322	65,474,142	USD	65,474,142	2,109,820
7/2/19	JPM	66,061,482	USD	66,061,482	49,884,830	GBP	63,364,322	(2,697,160)
7/23/19	JPM	2,694,283	GBP	3,426,035	3,416,255	USD	3,416,255	(9,780)
7/30/19	JPM	3,281,648	GBP	4,174,374	4,294,200	USD	4,294,200	119,826
10/15/19	JPM	4,829,658	GBP	6,162,489	6,152,115	USD	6,152,115	(10,374)
				$173,358,698			$172,783,668	$(575,030)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
JPM – JPMorgan Chase & Co., Inc.
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2019 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2019	be Received		June 30, 2019	(Depreciation)*
7/11/19	JPM	1,161,365	AUD	$815,714	807,138	USD	$807,138	$(8,576)
7/11/19	JPM	812,787	USD	812,787	1,161,365	AUD	815,714	2,927
7/10/19	JPM	66,920	EUR	76,173	75,563	USD	75,563	(610)
8/26/19	JPM	1,476,432	EUR	1,687,062	1,690,530	USD	1,690,530	3,468
8/27/19	JPM	2,197,000	EUR	2,510,628	2,493,156	USD	2,493,156	(17,472)
9/25/19	JPM	1,488,890	EUR	1,705,030	1,701,747	USD	1,701,747	(3,283)
12/19/19	JPM	509,614	EUR	587,455	587,626	USD	587,626	171
7/2/19	JPM	2,629,335	GBP	3,339,814	3,456,731	USD	3,456,731	116,917
7/2/19	JPM	3,481,976	USD	3,481,976	2,629,335	GBP	3,339,814	(142,162)
8/29/19	JPM	346,064	GBP	440,779	441,560	USD	441,560	781
10/15/19	JPM	769,848	GBP	982,302	980,648	USD	980,648	(1,654)
				$16,439,720			$16,390,227	$(49,493)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
JPM – JPMorgan Chase & Co., Inc.
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altran Technologies SA	6/25/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	229,446	$3,655,259	$(15,183)
JPM	BCA Marketplace plc	6/27/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	1,987,514	6,088,904	44,541
JPM	BTG plc	1/9/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	320,748	3,383,694	16,026
BAML	Inmarsat Finance plc	4/1/20	Pay	0.550% +1 Month U.S. LIBOR	Monthly	1,053,516	7,542,705	(261,380)
JPM	Inmarsat Finance plc	4/4/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	4,919,510	34,314,529	(337,703)
JPM	Innogy SE	7/18/19	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	186,217	8,275,317	546,240
BAML	Renault SA	6/6/20	Pay	0.350% +1 Month U.S. LIBOR	Monthly	25,488	1,507,210	93,746
JPM	RPC Group plc	5/2/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	413,827	4,251,397	(90,437)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property
	Partners LP	3/28/20	Pay	(4.500)% +1 Month U.S. LIBOR	Monthly	(112,741)	(2,333,739)	198,471
BAML	Fiat Chrysler
	Automobiles N.V.	6/6/20	Receive	(0.917)% +1 Month U.S. LIBOR	Monthly	(135,810)	(1,791,683)	(101,651)
								$92,670

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altaba, Inc.	7/10/19	Pay	0.701% +3 Month U.S. LIBOR	Quarterly	291,378	$19,971,352	$217,791
JPM	Altran Technologies SA	6/25/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	36,401	579,897	(2,409)
JPM	AT&T, Inc.	9/5/19	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	20,218	647,307	29,516
JPM	BCA Marketplace plc	6/27/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	316,810	970,572	7,100
JPM	The Blackstone Group LP	5/28/20	Pay	0.650% +3 Month U.S. LIBOR	Quarterly	116,667	4,517,346	659,626
BAML	Brookfield Property
	REIT, Inc. Class A	8/30/19	Pay	0.750% +1 Month U.S. LIBOR	Monthly	29,422	574,989	(19,609)
BAML	CBS Corporation Class B	10/22/19	Pay	0.400% +1 Month U.S. LIBOR	Monthly	73,435	3,789,697	(127,645)
JPM	CBS Corporation Class B	5/8/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	41,100	1,994,994	53,793
BAML	Corteva, Inc.	6/3/20	Pay	0.400% +1 Month U.S. LIBOR	Monthly	2,280	75,961	(8,588)
JPM	Discovery Communications,
	Inc. Class C	3/9/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	10,767	292,539	13,474
BAML	Dow, Inc.	4/2/20	Pay	0.400% +1 Month U.S. LIBOR	Monthly	2,280	125,697	(13,348)
BAML	Dupont De Nemours, Inc.	4/2/20	Pay	0.400% +1 Month U.S. LIBOR	Monthly	2,280	181,917	(10,871)
BAML	EnCana Corporation	11/14/19	Pay	0.750% +1 Month U.S. LIBOR	Monthly	28,969	213,100	(64,638)
BAML	First Data Corporation
	Class A	5/7/20	Pay	0.750% +1 Month U.S. LIBOR	Monthly	447,804	11,405,568	708,514
JPM	First Trust Senior Floating
	Rate Income Fund II	12/6/19	Pay	0.800% +3 Month U.S. LIBOR	Quarterly	12,108	143,025	2,697
JPM	Fox Corporation Class B	3/22/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	49,765	1,864,197	(49,503)
BAML	Huntsman Corporation	5/24/20	Pay	0.750% +1 Month U.S. LIBOR	Monthly	91,800	1,725,840	149,345
BAML	Inmarsat Finance plc	4/1/20	Pay	0.550% +1 Month U.S. LIBOR	Monthly	61,344	439,195	(15,217)
JPM	Inmarsat Finance plc	4/4/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	315,558	2,203,681	(23,551)
JPM	Innogy SE	7/17/19	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	39,058	1,723,093	127,166
JPM	Liberty Media
	Corporation- Liberty
	SiriusXM Class A	12/17/19	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	12,597	485,740	(9,960)
JPM	Mellanox
	Technologies Ltd.	5/14/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	24,660	2,888,919	(162,842)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	Melrose Industries plc	9/5/19	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	166,701	$449,187	$(66,797)
BAML	Red Hat, Inc.	11/9/19	Pay	0.750% +1 Month U.S. LIBOR	Monthly	72,766	12,963,415	690,071
JPM	Renault SA	4/3/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	8,365	550,397	(25,089)
BAML	Renault SA	5/28/20	Pay	0.350% +1 Month U.S. LIBOR	Monthly	3,000	179,398	9,003
GS	Scout24 AG	5/6/20	Pay	0.500% +1 Month U.S. LIBOR	Monthly	32,087	1,619,702	83,501
JPM	SLM Corporation,
	4.110%, Series B	2/8/20	Pay	1.100% +3 Month U.S. LIBOR	Quarterly	35,769	2,378,639	(282,961)
BAML	Spark Therapeutics, Inc.	5/24/20	Pay	0.750% +1 Month U.S. LIBOR	Monthly	14,638	1,615,011	(117,502)
JPM	Uniper SE	2/12/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	84,500	2,525,395	30,588
BAML	Versum Materials, Inc.	5/14/20	Pay	0.750% +1 Month U.S. LIBOR	Monthly	70,593	3,646,274	(7,636)
BAML	Zayo Group LLC /
	Zayo Capital, Inc.	5/13/20	Pay	0.750% +1 Month U.S. LIBOR	Monthly	180,768	5,950,776	(5,817)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group
	Holding Ltd. – ADR	11/1/19	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(47,107)	(7,316,150)	(660,738)
BAML	Brookfield Property
	Partners LP	3/29/20	Pay	(4.500)% +1 Month U.S. LIBOR	Monthly	(4,895)	(101,327)	8,617
JPM	Daimler AG	4/3/20	Receive	(0.400)% +3 Month U.S. LIBOR	Quarterly	(502)	(31,276)	3,373
BAML	Fiat Chrysler
	Automobiles N.V.	5/28/20	Receive	(0.775)% +1 Month U.S. LIBOR	Monthly	(15,986)	(211,653)	(11,179)
BAML	Fiserv, Inc.	5/7/20	Receive	(0.400)% +1 Month U.S. LIBOR	Monthly	(135,685)	(11,606,495)	(757,403)
JPM	Nissan Motor
	Company Ltd.	4/3/20	Receive	(0.400)% +3 Month U.S. LIBOR	Quarterly	(56,329)	(450,258)	47,480
								$398,352

ADR – American Depositary Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
GS – Goldman, Sachs & Co.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altaba, Inc.	4/5/20	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	2,369	$175,222	$(11,116)
JPM	Apollo Tactical Income
	Fund, Inc.	12/27/19	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	546	7,495	551
JPM	BlackRock Debt
	Strategies Fund, Inc.	11/28/19	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	5,442	57,895	642
JPM	BlackRock Floating
	Rate Income
	Strategies Fund, Inc.	8/30/19	Pay	0.462% + 3 Month U.S. LIBOR	Quarterly	4,417	59,362	(2,758)
JPM	Colony Capital, Inc.,
	8.750%, Series E	6/29/19	Pay	0.826% + 3 Month U.S. LIBOR	Quarterly	6,970	174,902	(1,845)
JPM	Eaton Vance Floating-Rate
	Income Trust	11/28/19	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	4,124	55,764	(243)
JPM	Eaton Vance Senior
	Floating-Rate
	Income Trust	8/30/19	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	2,841	40,086	(2,951)
JPM	First Trust Senior Floating
	Rate Income Fund II	3/18/20	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	5,272	63,106	343
JPM	Invesco Dynamic Credit Opportunities
	Fund	8/30/19	Pay	0.802% + 3 Month U.S. LIBOR	Quarterly	8,430	93,834	296
JPM	Invesco Municipal
	Opportunity Trust	3/13/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,733	20,732	561
JPM	Invesco Senior
	Income Trust	8/7/19	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	27,652	118,576	722
JPM	Invesco Value Municipal
	Income Trust	3/13/20	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,442	21,145	779
JPM	Nuveen AMT-Free
	Municipal Credit
	Income Fund	11/28/19	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,413	19,230	3,174
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
JPM	Nuveen AMT-Free
	Quality Municipal
	Income Fund	11/28/19	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,566	$19,245	$2,361
JPM	Nuveen California Quality Municipal
	Income Fund	11/28/19	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,536	19,246	2,975
JPM	Nuveen Credit Strategies
	Income Fund	11/28/19	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	8,620	66,627	1,560
JPM	Nuveen Preferred
	and Income 2022
	Term Fund	11/29/19	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	894	19,275	2,474
JPM	SLM Corporation,
	4.311%, Series B	2/8/20	Pay	1.100% + 3 Month U.S. LIBOR	Quarterly	2,007	133,465	(15,878)
JPM	Voya Prime Rate Trust	8/1/19	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	24,016	117,482	(3,322)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group
	Holding Ltd. – ADR	4/5/20	Receive	(0.600)% + 3 Month U.S. LIBOR	Quarterly	(590)	(109,092)	9,244
								$(12,431)

ADR – American Depository Receipt
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Reverse Repurchase Agreements
June 30, 2019 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JPM	3.263%	6/13/19	7/12/19	$(178,000)	$(178,274)
JPM	3.263%	6/13/19	7/12/19	(174,000)	(174,268)
				$(352,000)	$(352,542)

JPM – JPMorgan Chase & Co., Inc.

The weighted average daily balance of reverse repurchase agreements during the six months ended June 30, 2019 was $362,867, at a weighted average interest rate of 3.22%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2019 was $472,376.

Securities Accounted for as Secured Borrowings

	Remaining Contractual Maturity of the Agreements
	Overnight and			Greater than
	Continuous	Up to 30 Days	31-90 Days	90 Days	Total
Reverse Repurchase Agreements
Corporate Bonds	$—	$(352,000)	$—	$—	$(352,000)
Total Borrowings	$—	$(352,000)	$—	$—	$(352,000)
Gross amount of recognized liabilities
for reverse repurchase agreements					$(352,000)

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
ASSETS:
Investments, at value (Cost $2,896,666,245, $192,020,838,

and $4,235,367, respectively)	$3,018,409,722	$198,037,468	$4,360,094
Investment of cash collateral
from securities loaned
(Cost $61,258,584)	61,258,584	—	—
Cash	62,047	5,512	—
Deposits at brokers for
securities sold short	1,148,957,101	52,048,801	41,555
Deposit at brokers for
other investments	46,558,143	1,400,466	—
Receivable for swap contracts	163,484	489,598	—
Receivable for investments sold	31,300,860	2,292,689	—
Dividends and interest receivable	9,781,117	724,506	48,180
Receivable for fund shares issued	7,316,578	662,931	—
Receivable from securities
lending income (Note 9)	6,405	—	—
Receivable from
investment adviser	—	—	4,410
Prepaid expenses
and other receivables	307,487	38,734	23,938
Total Assets	4,324,121,528	255,700,705	4,478,177
LIABILITIES:
Securities sold short, at value
(Proceeds of $1,014,781,312,
$50,350,423, and
$40,595, respectively)	1,134,281,819	52,030,974	41,555
Written option contracts,
at value (Premiums received $3,307,611, $2,142,506,

and $—, respectively)	3,322,714	2,870,762	—
Payable for forward currency
exchange contracts	575,030	49,493	—
Payable for swap contracts	70,814	91,246	12,431
Payable reverse
repurchase agreements	—	—	352,000
Payable for collateral received
on securities loaned (Note 9)	61,258,584	—	—
Payable for investments purchased	75,953,565	5,516,666	1,948
Payable for fund shares redeemed	3,457,576	52,318	—
Payable to the investment adviser	2,435,545	196,041	—
Dividends and interest payable	1,213,097	78,582	—
Distribution fees payable	250,812	3,057	9
Interest payable for reverse
repurchase agreements	—	—	542
Accrued expenses
and other liabilities	1,169,637	95,387	32,641
Total Liabilities	1,283,989,193	60,984,526	441,126
NET ASSETS	$3,040,132,335	$194,716,179	$4,037,051

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2019 (Unaudited)

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$2,991,400,092	$186,302,609	$3,864,729
Distributable gain	48,732,243	8,413,570	172,322
Total Net Assets	$3,040,132,335	$194,716,179	$4,037,051
Investor Class
Net assets	$1,175,126,868	$15,058,643	$42,078
Shares outstanding	69,862,903	1,404,028	4,030
Net asset value and
offering price per share*	$16.82	$10.73	$10.44
Institutional Class
Net assets	$1,865,005,467	$179,657,536	$3,994,973
Shares outstanding	111,507,461	16,690,463	381,928
Net asset value and
offering price per share*	$16.73	$10.76	$10.46

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
INVESTMENT INCOME:
Interest	$19,835,520	$1,662,146	$88,969
Dividend income on long positions
(net of foreign withholding
taxes of $48,723, $3,761,
and $—, respectively)	13,446,742	759,253	2,388
Securities lending income, net
(Note 9)	10,073	—	—
Total investment income	33,292,335	2,421,399	91,357
EXPENSES:
Investment advisory fees	14,821,573	1,071,240	19,353
Distribution fees (Investor Class)	1,589,697	16,536	50
Sub transfer agent fees
(Investor Class)	778,375	7,533	24
Sub transfer agent fees
(Institutional Class)	689,822	79,870	505
Administration fees	489,394	32,006	6,785
Professional fees	409,014	68,643	31,809
Reports to shareholders	234,174	15,319	574
Transfer agent and shareholder
servicing agent fees	219,986	14,418	2,514
Fund accounting expenses	144,528	27,542	2,441
Custody fees	132,433	7,920	125
Federal and state
registration fees	117,339	28,697	34,337
Trustees’ fees and expenses	113,732	15,580	7,455
Compliance fees	92,699	5,056	58
Miscellaneous expenses	69,803	8,294	1,307
Borrowing expenses on
securities sold short	2,404,549	129,415	—
Dividends on securities
sold short	6,538,062	412,166	—
Interest on reverse
repurchase agreements	—	—	5,877
Total expenses
before expense
waiver/recoupment/
reimbursement
by adviser	28,845,180	1,940,235	113,214
Expense waived/recouped/
reimbursed by adviser (Note 3)	(343,263)	5,319	(75,547)
Net expenses	28,501,917	1,945,554	37,667
NET INVESTMENT INCOME	$4,790,418	$475,845	$53,690

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2019 (Unaudited)

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
REALIZED AND CHANGE IN
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Realized gain (loss) on:
Investments	$60,200,145	$3,140,881	$43,666
Securities sold short	(38,122,346)	(1,412,764)	—
Written option contracts
expired or closed	6,982,059	(172,182)	—
Forward currency
exchange contracts	2,671,854	222,446	—
Swap contracts	10,717,598	3,640,779	3,261
Foreign currency transactions	1,788	(250)	—
Net realized gain	42,451,098	5,418,910	46,927
Change in unrealized
appreciation (depreciation) on:
Investments	128,869,709	9,643,400	169,725
Securities sold short	(88,776,647)	(3,006,069)	(960)
Written option contracts	(2,166,684)	(1,252,820)	—
Forward currency
exchange contracts	(1,439,515)	(164,985)	—
Swap contracts	(9,530,707)	(1,255,632)	82,627
Net unrealized appreciation	26,956,156	3,963,894	251,392
NET REALIZED AND CHANGE IN
UNREALIZED GAIN
ON INVESTMENTS	69,407,254	9,382,804	298,319
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS	$74,197,672	$9,858,649	$352,009

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Net investment income	$4,790,418	$30,448,822
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	42,451,098	175,063,866
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency translation	26,956,156	(22,543,614)
Net increase in net assets
resulting from operations	74,197,672	182,969,074

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(55,076,117)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(70,480,790)

Net increase in net assets from
capital share transactions (Note 4)	204,583,557	389,567,339
Net increase in net assets	278,781,229	446,979,506

NET ASSETS:
Beginning of period	2,761,351,106	2,314,371,600
End of period	$3,040,132,335	$2,761,351,106

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Net investment income	$475,845	$1,614,171
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	5,418,910	904,262
Net change in unrealized appreciation on
investments, securities sold short, written
option contracts, forward currency
exchange contracts, swap contracts,
and foreign currency translation	3,963,894	3,487,639
Net increase in net assets
resulting from operations	9,858,649	6,006,072

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(519,098)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(7,102,230)

Net increase in net assets from
capital share transactions (Note 4)	39,623,759	47,260,037
Net increase in net assets	49,482,408	45,644,781

NET ASSETS:
Beginning of period	145,233,771	99,588,990
End of period	$194,716,179	$145,233,771

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)
Net investment income	$53,690	$55,272
Net realized gain (loss) on
investments and swap contracts	46,927	(33,891)
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, and swap contracts	251,392	(140,056)
Net increase (decrease) in net assets
resulting from operations	352,009	(118,675)

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(547)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(60,465)

Net increase (decrease) in net assets from
capital share transactions (Note 4)	(97,224)	3,961,953 *
Net increase in net assets	254,785	3,782,266

NET ASSETS:
Beginning of period	3,782,266	— *
End of period	$4,037,051	$3,782,266

*
The Fund received a seed investment of $2,710,000 on December 29, 2017 in a non-interest bearing account. The Fund did not conduct investment activity nor incur operating expenses until January 2, 2018.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$16.30		$15.83	$15.56	$15.25	$15.58	$15.97
Income from
investment operations:
Net investment
income (loss)(1)(2)	0.04		0.23	0.10	(0.04)	(0.03)	0.37
Net realized and
unrealized gain (loss)
on investments	0.39		1.03	0.33	0.49	(0.05)	(0.10)
Total from
investment operations	0.43		1.26	0.43	0.45	(0.08)	0.27
Less distributions:
From net
investment income	—		(0.23)	(0.16)	(0.14)	(0.18)	(0.45)
From net realized gains	—		(0.56)	—	—	(0.07)	(0.21)
Total dividends
and distributions	—		(0.79)	(0.16)	(0.14)	(0.25)	(0.66)
Net Asset Value,
end of period	$16.73		$16.30	$15.83	$15.56	$15.25	$15.58
Total Return	2.58	%(3)	7.98%	2.74%	2.94%	(0.52)%	1.63%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$1,865,005		$1,496,116	$1,152,718	$1,377,041	$1,247,332	$1,332,078
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	1.82	%(4)	1.64%	1.55%	1.70%	1.54%	1.44%
After expense
reimbursement	1.80	%(4)	1.61%	1.48%	1.59%	1.41%	1.28%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.60	%(4)	0.41%	0.37%	0.52%	0.40%	0.29%
Ratio of operating expense
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short	1.20	%(4)	1.20%	1.11%	1.07%	1.01%	0.99%
Ratio of net investment income
(loss) to average net assets	0.45	%(4)	1.38%	0.66%	(0.27)%	(0.21)%	2.30%
Portfolio turnover rate(5)	69	%(3)	155%	166%	182%	157%	137%

(1)
Net investment income before dividends and interest on short positions and borrowing expense on securities on securities sold short for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014 was $0.09, $0.29, $0.16 $0.04, $0.03, and $0.42, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$16.42		$15.94	$15.66	$15.31	$15.63	$16.01
Income from
investment operations:
Net investment
income (loss)(1)(2)	0.01		0.18	0.05	(0.09)	(0.08)	0.33
Net realized and
unrealized gain (loss)
on investments	0.39		1.05	0.32	0.49	(0.05)	(0.10)
Total from
investment operations	0.40		1.23	0.37	0.40	(0.13)	0.23
Less distributions:
From net
investment income	—		(0.19)	(0.09)	(0.05)	(0.12)	(0.40)
From net realized gains	—		(0.56)	—	—	(0.07)	(0.21)
Total dividends
and distributions	—		(0.75)	(0.09)	(0.05)	(0.19)	(0.61)
Net Asset Value,
end of period	$16.82		$16.42	$15.94	$15.66	$15.31	$15.63
Total Return	2.44	%(3)	7.68%	2.39%	2.61%	(0.82)%	1.43%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (in millions)	$1,175		$1,265	$1,162	$1,540	$3,509	$4,069
Ratio of gross expenses
to average net assets:
Before expense waiver	2.11	%(4)	1.94%	1.87%	2.03%	1.87%	1.68%
After expense waiver	2.09	%(4)	1.91%	1.80%	1.92%	1.74%	1.52%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.60	%(4)	0.41%	0.37%	0.52%	0.40%	0.29%
Ratio of operating expense
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short	1.49	%(4)	1.50%	1.43%	1.40%	1.34%	1.23%
Ratio of net investment income
(loss) to average net assets	0.16	%(4)	1.08%	0.34%	(0.60)%	(0.53)%	2.06%
Portfolio turnover rate(5)	69	%(3)	155%	166%	182%	157%	137%

(1)
Net investment income (loss) before dividends and interest on short positions and borrowing expense on securities on securities sold short for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014 was $0.06, $0.25, $0.11, $(0.01), $(0.02), and $0.38, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
							For the
							Period from
							January 2,
	Six Months						2014^
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value,
beginning
of period	$10.14		$10.17	$9.81	$9.62	$10.14	$10.00
Income from
investment
operations:
Net investment
income
(loss)(1)(2)	0.03		0.14	0.00 (6)	(0.04)	0.01	0.05
Net realized and
unrealized gain
(loss) on
investments	0.59		0.39	0.46	0.31	(0.22)	0.34
Total from
investment
operations	0.62		0.53	0.46	0.27	(0.21)	0.39
Less distributions:
From net
investment
income	—		(0.43)	—	(0.08)	(0.09)	—
From net
realized gains	—		(0.13)	(0.10)	—	(0.22)	(0.25)
Total dividends
and
distributions	—		(0.56)	(0.10)	(0.08)	(0.31)	(0.25)
Net Asset Value,
end of period	$10.76		$10.14	$10.17	$9.81	$9.62	$10.14
Total Return	6.11	%(3)	5.27%	4.72%	2.86%	(2.08)%	3.87	%(3)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
							For the
							Period from
							January 2,
	Six Months						2014^
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Supplemental data
and ratios:
Net assets, end
of period (000’s)	$179,658		$134,923	$94,031	$112,947	$96,489	$12,085
Ratio of gross
expenses to
average net assets:
Before expense
reimbursement/
recoupment	2.24	%(4)	2.19%	2.20%	2.37%	2.23%	7.95	%(4)
After expense
reimbursement/
recoupment	2.25	%(4)	2.20%	2.24%	2.36%	2.09%	2.39	%(4)
Ratio of dividends
and interest on
short positions and
borrowing expense
on securities sold
short to average
net assets	0.63	%(4)	0.46%	0.50%	0.62%	0.35%	0.65	%(4)
Ratio of operating
expense to average
net assets
excluding dividends
and interest on
short positions
and borrowing
expense on
securities sold
short (after expense
reimbursement/
recoupment)	1.62	%(4)	1.74%	1.74%	1.74%	1.74%	1.74	%(4)
Ratio of net
investment income
(loss) to average
net assets	0.57	%(4)	1.34%	(0.02)%	(0.46)%	0.05%	0.52	%(4)
Portfolio
turnover rate(5)	99	%(3)	230%	283%	217%	199%	212	%(3)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
(1)
Net investment income before dividends and interest on short positions and borrowing expense on securities on securities sold short for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014 was $0.06, $0.19, $0.05, $0.02, $0.04, and $0.12, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	Amount calculated is less than $(0.005).
^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
				For the
				Period from
				March 22, 2017^
	Six Months		Year Ended	through
	Ended		December 31,	December 31,
	June 30, 2019		2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.12		$10.16	$9.89
Income from investment operations:
Net investment income (loss)(1)(2)	0.02		0.11	(0.01)
Net realized and unrealized gain on investments	0.59		0.39	0.38
Total from investment operations	0.61		0.50	0.37
Less distributions:
From net investment income	—		(0.41)	—
From net realized gains	—		(0.13)	(0.10)
Total dividends and distributions	—		(0.54)	(0.10)
Net Asset Value, end of period	$10.73		$10.12	$10.16
Total Return	5.93	%(3)	4.95%	3.77	%(3)

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$15,059		$10,311	$5,558
Ratio of gross expenses to average net assets:
Before expense recoupment	2.49	%(4)	2.44%	2.52	%(4)
After expense recoupment	2.50	%(4)	2.45%	2.54	%(4)
Ratio of dividends and interest on short
positions and borrowing expense on
securities sold short to average net assets	0.63	%(4)	0.46%	0.55	%(4)
Ratio of operating expense to average net assets
excluding dividends and interest on short
positions and borrowing expense on securities
sold short (after expense recoupment)	1.87	%(4)	1.99%	1.99	%(4)
Ratio of net investment income (loss)
to average net assets	0.32	%(4)	1.09%	(0.17	)%(4)
Portfolio turnover rate(5)	99	%(3)	230%	283	%(3)
(1)
Net investment income (loss) before dividends and interest on short positions and borrowing expense on securities on securities sold short for the six months ended June 30, 2019, the year ended December 31, 2018, and the period ended December 31, 2017, $0.05, $0.16 and $0.03, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months		Year Ended
	Ended		December 31,
	June 30, 2019		2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.55		$10.00
Income from investment operations:
Net investment income(1)(2)	0.14		0.14
Net realized and unrealized gain (loss)
on investments	0.77		(0.43)
Total from investment operations	0.91		(0.29)
Less distributions:
From net investment income	—		(0.16)
Total dividends and distributions	—		(0.16)
Net Asset Value, end of period	$10.46		$9.55
Total Return	9.53	%(3)	(2.93)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$3,995		$3,744
Ratio of gross expenses to average net assets:
Before expense reimbursement	5.85	%(4)	6.24%
After expense reimbursement	1.94	%(4)	1.73%
Ratio of interest on reverse repurchase
agreements to average net assets	0.30	%(4)	0.09%
Ratio of operating expenses to average net assets
excluding interest on reverse repurchase
agreements (after expense reimbursement)	1.64	%(4)	1.64%
Ratio of net investment income
to average net assets	2.78	%(4)	1.44%
Portfolio turnover rate(5)	42	%(3)	192%

(1)	Net investment income before interest on reverse repurchase agreements for the six months ended June 30, 2019 and the year ended December 31, 2018 was $0.15 and $0.15, respectively.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, reverse repurchase agreements, and short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months		Year Ended
	Ended		December 31,
	June 30, 2019		2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.54		$10.00
Income from investment operations:
Net investment income(1)(2)	0.13		0.12
Net realized and unrealized gain (loss)
on investments	0.77		(0.44)
Total from investment operations	0.90		(0.32)
Less distributions:
From net investment income	—		(0.14)
Total dividends and distributions	—		(0.14)
Net Asset Value, end of period	$10.44		$9.54
Total Return	9.43	%(3)	(3.23)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$42		$38
Ratio of gross expenses to average net assets:
Before expense reimbursement	6.10	%(4)	6.56%
After expense reimbursement	2.19	%(4)	1.98%
Ratio of interest on reverse repurchase
agreements to average net assets	0.30	%(4)	0.09%
Ratio of operating expenses to average net assets
excluding interest on reverse repurchase
agreements (after expense reimbursement)	1.89	%(4)	1.89%
Ratio of net investment income
to average net assets	2.53	%(4)	1.19%
Portfolio turnover rate(5)	42	%(3)	192%

(1)	Net investment income before interest on reverse repurchase agreements for the six months ended June 30, 2019 and the year ended December 31, 2018 was $0.14 and $0.13, respectively.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, reverse repurchase agreements, and short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. At June 30, 2019, 84.9% of the shares outstanding of TMF’s Investor Class were owned by 6 omnibus accounts.  At June 30, 2019, 77.0% of the shares outstanding of TMF’s Institutional Class were owned by 6 omnibus accounts.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), the first series within WCF, is a no-load, open-end, diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. The Investor Class inception date was March 22, 2017. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. WCM Alternatives: Credit Event Fund (“CEF”), the second series within WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class and Investor Class inception date was December 29,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 1 — ORGANIZATION (continued)

2017. The investment objective of CEF is to seek attractive risk-adjusted returns independent of market cycles. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return. At June 30, 2019, 94.4% of the shares outstanding of EDF’s Investor Class were owned by 3 omnibus accounts. At June 30, 2019, 97.1% of the shares outstanding of EDF’s Institutional Class were owned by 3 omnibus accounts. At June 30, 2019, 84.9% and 15.1% of the shares outstanding of CEF’s Investor Class were owned by 3 omnibus accounts and by affiliates of the Adviser, respectively. At June 30, 2019, 53.1% and 41.5% of the shares outstanding of CEF’s Institutional Class were owned by 2 omnibus accounts and by affiliates of the Adviser, respectively.  At June 30, 2019, 25.2% and 100.0% of the shares outstanding of CEF’s Investor Class and CEF’s Institutional Class were owned by affiliates of the Adviser through omnibus accounts or were directly held.

Each class of shares of TMF, EDF and CEF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A. Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Funds. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at June 30, 2019. These securities are generally classified as Level 2 investments.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Funds may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2019. These assets and liabilities are measured on a recurring basis.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Merger Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,666,704,917	$123,719,798	$60,205,170	$1,850,629,885
Special Purpose
Acquisition Companies	99,602,800	48,232,788	—	147,835,588
Closed-End Funds	346,922,977	—	—	346,922,977
Preferred Stocks	455,783	—	—	455,783
Contingent Value Rights	—	—	26,735	26,735
Rights	138,533	—	—	138,533
Warrants	3,424,349	373,949	—	3,798,298
Bank Loans	—	91,968,912	—	91,968,912
Corporate Bonds	—	238,096,229	—	238,096,229
Purchased Option Contracts	1,473,608	—	—	1,473,608
Escrow Notes	—	—	273,549	273,549
Short-Term Investments	315,132,526	21,657,099	—	336,789,625
Investments Purchased
with the Cash Proceeds
from Securities Lending***	—	—	—	61,258,584
Swap Contracts**	—	163,484	—	163,484
Total	$2,433,855,493	$524,212,259	$60,505,454	$3,079,831,790

Liabilities
Short Common Stocks*	$(1,133,524,135)	$—	$—	$(1,133,524,135)
Private Placements	—	—	(757,684)	(757,684)
Written Option Contracts	(3,322,714)	—	—	(3,322,714)
Forward Currency
Exchange Contracts**	—	(575,030)	—	(575,030)
Swap Contracts**	—	(70,814)	—	(70,814)
Total	$(1,136,846,849)	$(645,844)	$(757,684)	$(1,138,250,377)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Event-Driven Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$87,137,920	$7,830,596	$1,024,016	$95,992,532
Special Purpose
Acquisition Companies	18,816,134	4,102,536	—	22,918,670
Closed End Funds	5,819,145	—	—	5,819,145
Preferred Stocks	7,533,858	—	—	7,533,858
Contingent Value Rights	—	—	1,286	1,286
Rights	20,734	8,017	—	28,751
Warrants	551,475	82,261	—	633,736
Bank Loans	—	4,434,578	—	4,434,578
Convertible Bonds	—	2,438,679	—	2,438,679
Corporate Bonds	—	27,190,803	—	27,190,803
Purchased Option Contracts	345,089	22,350	—	367,439
Escrow Notes	—	—	22,237	22,237
Short-Term Investments	6,229,598	24,426,156	—	30,655,754
Swap Contracts**	—	489,598	—	489,598
Total	$126,453,953	$71,025,574	$1,047,539	$198,527,066

Liabilities
Short Common Stocks*	$(51,981,298)	$—	$—	$(51,981,298)
Private Placements	—	—	(49,676)	(49,676)
Written Option Contracts	(2,096,052)	(774,710)	—	(2,870,762)
Forward Currency
Exchange Contracts**	—	(49,493)	—	(49,493)
Swap Contracts**	—	(91,246)	—	(91,246)
Total	$(54,077,350)	$(915,449)	$(49,676)	$(55,042,475)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Credit Event Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Special Purpose
Acquisition Companies	$1,309,569	$131,597	$—	$1,441,166
Closed-End Funds	4,299	—	—	4,299
Preferred Stocks	112,260	—	—	112,260
Warrants	64,872	—	—	64,872
Bank Loans	—	380,372	—	380,372
Convertible Bonds	—	328,627	—	328,627
Corporate Bonds	—	1,914,552	—	1,914,552
Short-Term Investments	113,946	—	—	113,946
Total	$1,604,946	$2,755,148	$—	$4,360,094

Liabilities
Short Common Stock*	$(41,555)	$—	$—	$(41,555)
Swap Contracts**	—	(12,431)	—	(12,431)
Reverse Repurchase Agreements	—	(352,000)	—	(352,000)
Total	$(41,555)	$(364,431)	$—	$(405,986)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amount presented in the Schedule of Investments and Statement of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Funds’ pricing procedures. At June 30, 2019, the net value of these securities held by TMF and EDF were $59,747,770 and $997,863, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers into or out of Level 3 for TMF and EDF for the six months ended June 30, 2019.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund
	Common	Contingent	Escrow		Private	Total
Description	Stocks	Value Rights	Notes		Placements	Investment
Balance as of December 31, 2018	$59,773,482	$26,735	$1,927,279		$—	$61,727,496
Purchases on Investments*	—	—	—		(748,500)	(748,500)
(Sales) of Investments	—	—	—		—	—
Realized (Gain) Loss	—	—	—		—	—
Transfers Into Level 3	—	—	—		—	—
(Transfer Out) of Level 3	—	—	—		—	—
Change in Unrealized
Appreciation (Depreciation)	431,688	—	(1,653,730	)**	(9,184)	(1,231,226)
Balance as of June 30, 2019	$60,205,170	$26,735	$273,549		$(757,684)	$59,747,770
Change in unrealized appreciation
(depreciation) during the period
for Level 3 investments
held at June 30, 2019.	$431,688	$—	$(1,067,887	)**	$(9,184)	$(645,383)

WCM Alternatives: Event-Driven Fund
	Common	Contingent	Escrow		Private	Total
Description	Stocks	Value Rights	Notes		Placements	Investment
Balance as of December 31, 2018	$1,016,674	$1,286	$60,608		$—	$1,078,568
Purchases on Investments*	—	—	—		(48,929)	(48,929)
(Sales) of Investments	—	—	—		—	—
Realized (Gain) Loss	—	—	—		—	—
Transfers Into Level 3	—	—	—		—	—
(Transfer Out) of Level 3	—	—	—		—	—
Change in Unrealized
Appreciation (Depreciation)	7,342	—	(38,371	)**	(747)	(31,776)
Balance as of June 30, 2019	$1,024,016	$1,286	$22,237		$(49,676)	$997,863
Change in unrealized appreciation
(depreciation) during the period
for Level 3 investments
held at June 30, 2019.	$7,342	$—	$(19,717	)**	$(747)	$(13,122)

*	Includes receipts from corporate actions.
**	The difference in unrealized depreciation values is due to a change in the cost basis from a corporate action.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized depreciation on investments related to Level 3 securities held by TMF and EDF at June 30, 2019 totals $(1,231,226) and $(31,776), respectively.  CEF held no Level 3 securities during the six months ended June 30, 2019.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2019 for both TMF and EDF are as follows:

The Merger Fund
	Fair Value		Valuation	Unobservable
Description	June 30, 2019		Technique	Input
Common Stock	$60,205,170		Discounted Cash	Discount Rates/
			Flow Model	Terminal Value/
Cash Flow Projections

Escrow Note	$—	*	Projected Final	Discount of Projected
			Distribution**	Distribution

*	Amount less than $0.50.
**
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

WCM Alternatives: Event-Driven Fund

	Fair Value at	Valuation	Unobservable
Description	June 30, 2019	Technique	Input
Common Stock	$1,024,016	Discounted Cash	Discount Rates/
		Flow Model	Terminal Value/
Cash Flow Projections

The tables above do not include certain Level 3 investments that are valued by brokers. At June 30, 2019, the net value of these securities for TMF and EDF were $(457,400) and $(26,153), respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2 A.

B. Federal Income Taxes

No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2019, TMF’s and EDF’s open Federal and New York tax years include the tax years

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ended December 31, 2015 through December 31, 2018. In the prior year CEF was in its first year of operations and therefore open Federal and New York tax include the tax year ended December 31, 2018. The Funds have no tax examination in progress.

C. Transactions with Brokers

The Funds’ deposits at brokers for securities sold short and deposits at brokers for other investments are with two securities dealers. The Funds are required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statements of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments.  A Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities.

D. Securities Sold Short

The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statements of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E. Written Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised.  These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F. Purchased Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statements of

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G. Forward Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. TMF and EDF use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H. Equity Swap Contracts

The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds entered into long and/or short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates). Refer to Note 2 A. for a pricing description.

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. The Funds or the Funds’ counterparty, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Equity swap contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

I. Reverse Repurchase Agreements

CEF may enter into reverse repurchase agreements. In a reverse repurchase agreement, CEF sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the security may decline below the repurchase price of the security. CEF will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments, at value on the Statements of Assets and Liabilities and are noted on CEF’s Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest payable for reverse repurchase agreements on the Statements of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest expense on reverse repurchase agreements on the Statements of Operations. Refer to Note 2 P. for future counterparty risk disclosure.

J. Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of each Fund’s fiscal year.

K. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

L. Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency, if any, held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities.

M. Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

N. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

O. Security Transactions, Investment Income and Expenses

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2019, expenses include $2,404,549 and $129,415 of borrowing expenses on securities sold short for TMF and EDF, respectively.  At June 30, 2019, expenses include $6,538,062 and $412,166 of dividends on securities sold short for TMF and EDF, respectively.  At June 30, 2019, expenses included $5,877 of borrowing expenses on reverse repurchase agreements for CEF.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

P. Counterparty Risk

The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. The counterparty risk for reverse repurchase agreements is failure of a counterparty to return the security and any net unrealized appreciation.  The Fund may also have difficulty replacing the security the counterparty failed to return. Written and purchased options sold on an exchange expose the Funds to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default.  Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q. The Right to Offset

Financial assets and liabilities, as well as cash collateral received by the Funds’ counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statements of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

R. Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended June 30, 2019, each Fund’s monthly average quantity and notional value are described below:

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Merger Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	30,334	$210,658,254
Written Option Contracts	38,623	$279,593,694
Forward Currency Exchange Contracts	8	$64,265,167
Long Total Return Swap Contracts	11,562,593	$82,417,352
Short Total Return Swap Contracts	233,538	$4,925,927

WCM Alternatives: Event-Driven Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	11,710	$41,031,318
Written Option Contracts	12,179	$44,627,123
Forward Currency Exchange Contracts	9	$7,632,009
Long Total Return Swap Contracts	2,135,303	$63,475,664
Short Total Return Swap Contracts	141,546	$13,655,007

WCM Alternatives: Credit Event Fund
	Monthly Average	Monthly Average
	Quantity	Notional Value
Long Total Return Swap Contracts	109,070	$1,174,701
Short Total Return Swap Contracts	405	$74,866

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2019 are described below:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$1,473,608
Swap Contracts	Receivables	163,484
Total		$1,637,092

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$367,439
Swap Contracts	Receivables	489,598
Total		$857,037

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$3,322,714
Swap Contracts	Payables	70,814
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	575,030
Total		$3,968,558

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$2,870,762
Swap Contracts	Payables	91,246
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	49,493
Total		$3,011,501

WCM Alternatives: Credit Event Fund
Equity Contracts:
Swap Contracts	Payables	$12,431
Total		$12,431

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 are described below:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(13,429,600)	$6,982,059	$—	$10,717,598	$4,270,057
Foreign Exchange
Contracts	—	—	2,671,854	—	2,671,854
Total	$(13,429,600)	$6,982,059	$2,671,854	$10,717,598	$6,941,911

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(1,340,170)	$(172,182)	$—	$3,640,779	$2,128,427
Foreign Exchange
Contracts	—	—	222,446	—	222,446
Total	$(1,340,170)	$(172,182)	$222,446	$3,640,779	$2,350,873

WCM Alternatives:
Credit Event Fund
Equity Contracts				$3,261	$3,261
Total				$3,261	$3,261

*  The amounts disclosed are included in the realized gain (loss) on investments.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(2,667,178)	$(2,166,684)	$—	$(9,530,707)	$(14,364,569)
Foreign Exchange
Contracts	—	—	(1,439,515)	—	(1,439,515)
Total	$(2,667,178)	$(2,166,684)	$(1,439,515)	$(9,530,707)	$(15,804,084)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(1,026,411)	$(1,252,820)	$—	$(1,255,632)	$(3,534,863)
Foreign Exchange
Contracts	—	—	(164,985)	—	(164,985)
Total	$(1,026,411)	$(1,252,820)	$(164,985)	$(1,255,632)	$(3,699,848)

WCM Alternatives:
Credit Event Fund
Equity Contracts				$82,627	$82,627
Total				$82,627	$82,627

*  The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS

The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and pursuant to an investment advisory agreement between WCF, with respect to EDF and CEF, and the Adviser dated as of November 13, 2017 (the “EDF and CEF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets.  The Adviser has agreed until April 30, 2020 to reduce its advisory fee so that the advisory fee will be: (i) 1.00% of the first $2.0 billion in average daily net assets of TMF and (ii) 0.93% on average daily net assets above $2.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2019 were $343,263.

Under the terms of the EDF and CEF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets and 1.00% of CEF’s average daily net assets. The Adviser has contractually agreed until April 30, 2020 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 3 — AGREEMENTS (continued)

expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares (the “EDF Expense Limitation Agreement”). The Advisor has contractually agreed until December 31, 2019 to waive its investment advisory fee and to reimburse CEF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.64% for Institutional Class shares and 1.89% for Investor Class shares (the “CEF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF or CEF and/or reimburses EDF or CEF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2019, the Adviser recouped $5,319 of advisory fees and other expenses to EDF and for the six months ended June 30, 2019, the Adviser reimbursed $75,547 of advisory fees and other expenses to CEF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF and CEF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

WCM Alternatives: Event-Driven Fund	Year of Expiration	Potential Recovery
	12/31/2019	$ 5,319(a)

WCM Alternatives: Credit Event Fund	Year of Expiration	Potential Recovery
	12/31/2020	$173,278
	12/31/2021	$ 75,547

(a)	For the six months ended June 30, 2019, the Advisor has recouped/recovered all available fees and expenses.

Each of the TMF Fee Waiver Agreement, the EDF Expense Limitation Agreement and the CEF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 3 — AGREEMENTS (continued)

accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
The Merger Fund	June 30, 2019		December 31, 2018
Investor Class	Shares	Amount	Shares	Amount
Issued	14,271,056	$237,258,054	33,197,364	$553,768,103
Issued as reinvestment
of dividends	—	—	2,808,501	46,003,244
Redeemed	(21,481,788)	(359,148,867)	(31,786,636)	(526,161,249)
Net Increase (Decrease)	(7,210,732)	$(121,890,813)	4,219,229	$73,610,098

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class	Shares	Amount	Shares	Amount
Issued	33,283,218	$551,285,429	43,506,112	$720,447,542
Issued as reinvestment
of dividends	—	—	2,631,814	42,793,301
Redeemed	(13,563,152)	(224,811,059)	(27,148,324)	(447,283,602)
Net Increase	19,720,066	$326,474,370	18,989,602	$315,957,241

	Six Months Ended		Year Ended
WCM Alternatives:	June 30, 2019		December 31, 2018
Event-Driven Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	553,806	$5,813,839	507,188	$5,306,943
Issued as reinvestment
of dividends	—	—	51,498	519,098
Redeemed	(168,997)	(1,786,750)	(86,753)	(909,847)
Net Increase	384,809	$4,027,089	471,933	$4,916,194

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class	Shares	Amount	Shares	Amount
Issued	4,439,725	$46,711,624	4,957,091	$51,992,483
Issued as reinvestment
of dividends	—	—	692,534	6,994,591
Redeemed	(1,055,052)	(11,114,954)	(1,585,769)	(16,643,231)
Net Increase	3,384,673	$35,596,670	4,063,856	$42,343,843

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
WCM Alternatives:	June 30, 2019		December 31, 2018
Credit Event Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	—	$—	4,231	$42,400	*
Issued as reinvestment
of dividends	—	—	57	547
Redeemed	—	—	(258)	(2,561)
Net Increase	—	$—	4,030	$40,386

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class	Shares	Amount	Shares	Amount
Issued	—	$—	395,754	$3,960,131	*
Issued as reinvestment
of dividends	—	—	6,338	60,465
Redeemed	(10,159)	(97,224)	(10,005)	(99,029)
Net Increase (Decrease)	(10,159)	$(97,224)	392,087	$3,921,567

*
The Fund received a seed investment of $2,700,000 and $10,000 within the Institutional and Investor share class, respectively, on December 29, 2017 in a non-interest bearing account. The Fund did not conduct investment activity nor incur operating expenses until January 2, 2018.

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

TMF’s purchases and sales of securities for the six months ended June 30, 2019 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $2,157,674,948 and $1,545,683,029, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2019 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $175,829,133 and $142,105,931, respectively. CEF’s purchases and sales of securities for the six months ended June 30, 2019 (excluding short-term investments and swap contracts and reverse repurchase agreements and securities sold short) in the aggregate were $1,733,124 and $1,749,279, respectively.  There were no purchases or sales of long-term U.S. Government securities by the Funds.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

At December 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follows:

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
Cost of investments*	$2,320,747,673	$121,954,901	$4,128,252
Gross unrealized appreciation	125,811,658	8,141,053	23,779
Gross unrealized depreciation	(187,950,252)	(10,569,904)	(76,882)
Net unrealized depreciation	$(62,138,594)	$(2,428,851)	$(53,103)
Undistributed ordinary income	42,262,347	2,055,265	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$42,262,347	$2,055,265	$—
Other accumulated losses	(5,589,182)	(1,071,493)	(126,584)
Total accumulated gains (losses)	$(25,465,429)	$(1,445,079)	$(179,687)

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, constructive sales, PFIC mark to market, and unsettled short losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, the following table shows the reclassifications made:

	Distributable
	Loss	Paid-in Capital
The Merger Fund	$222,089	$(222,089)
WCM Alternatives: Event-Driven Fund	$1,848	$(1,848)
WCM Alternatives: Credit Event Fund	$—	$—

The tax components of dividends paid during the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

			WCM Alternatives:		WCM Alternatives:
	The Merger Fund		Event-Driven Fund		Credit Event Fund
Investor Class	2019	2018	2019	2018	2019	2018
Ordinary Income	$—	$48,391,719	$—	$519,098	$—	$547
Long-Term Capital Gains	—	6,684,398	—	—	—	—
Total Distributions Paid	$—	$55,076,117	$—	$519,098	$—	$547

Institutional Class
Ordinary Income	$—	$62,454,617	$—	$7,102,230	$—	$60,465
Long-Term Capital Gains	—	8,026,173	—	—	—	—
Total Distributions Paid	$—	$70,480,790	$—	$7,102,230	$—	$60,465

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2018.

As of December 31, 2018, TMF and CEF had post-October ordinary losses of $266,156 and $53,164, respectively.  As of December 31, 2018, EDF did not have any post-October ordinary losses deferred, on a tax basis.  As of December 31, 2018, TMF had no short-term or long-term capital loss carryover.  As of December 31, 2018, EDF had $1,012,419 of short-term and no long-term capital loss carryover.  As of December 31, 2018, CEF had $73,420 of short-term and no long-term capital loss carryover.

Note 6 — DISTRIBUTION PLAN

TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. CEF has adopted a Plan of Distribution (the “CEF Plan” and together with the TMF Plan and EDF Plan, the “Plans”) dated October 31, 2017, pursuant to Rule 12b-1 under the 1940 Act that applies to CEF’s Investor Class shares.  Under each Plan, a Fund may pay the Fund's distributor for certain of the distribution and shareholder service expenses associated with the Fund's Investor Class shares, as well as to reimburse the distributor for payments made to any broker-dealer or other financial intermediary with whom the Fund has entered into a contract to distribute the Fund's Investor Class shares, or any other qualified financial services firm, to compensate those broker-dealers, intermediaries or firms for distribution and/or shareholder-related services with respect to the Fund's Investor Class shares held or purchased by their respective customers or in connection with the purchase of the Fund's Investor Class shares attributable to their efforts. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2019, TMF incurred $1,589,697 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. For the six months ended June 30, 2019, EDF incurred $16,536 pursuant to the EDF Plan in respect of EDF’s Investor Class shares. For the

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 6 — DISTRIBUTION PLAN (continued)

six months ended June 30, 2019, CEF incurred $50 pursuant to the CEF Plan in respect of CEF’s Investor Class shares.  Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 7 — OFFSETTING ASSETS AND LIABILITIES

Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

The Merger Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$2,263,682	$2,263,682	$—	$—	$—	$—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	292,217	292,217	—	—	—	—
Swap Contracts —
JPMorgan
Chase &
Co., Inc.	606,807	443,323	163,484	—	—	163,484
	$3,162,706	$2,999,222	$163,484	$—	$—	$163,484
Liabilities:
Description
Written Option
Contracts**	$3,322,714	$—	$3,322,714	$—	$3,322,714	$—
Forward
Currency
Exchange
Contracts**	2,838,712	2,263,682	575,030	—	575,030	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	363,031	292,217	70,814	—	70,814	—
Swap Contracts —
JPMorgan
Chase &
Co., Inc.	443,323	443,323	—	—	—	—
	$6,967,780	$2,999,222	$3,968,558	$—	$3,968,558	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

WCM Alternatives: Event-Driven Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$124,264	$124,264	$—	$—	$—	$—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,565,550	1,159,453	406,097	—	—	406,097
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	1,192,604	1,192,604	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	83,501	—	83,501	—	—	83,501
	$2,965,919	$2,476,321	$489,598	$—	$—	$489,598
Liabilities:
Description
Written
Option
Contracts**	$2,870,762	$—	$2,870,762	$—	$2,870,762	$—
Forward
Currency
Exchange
Contracts**	173,757	124,264	49,493	—	49,493	—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,159,453	1,159,453	—	—	—	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	1,283,850	1,192,604	91,246	—	91,246	—
Swap Contracts —
Goldman,
Sachs & Co.	—	—	—	—	—	—
	$5,487,822	$2,476,321	$3,011,501	$—	$3,011,501	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

WCM Alternatives: Credit Event Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	$25,682	$25,682	$—	$—	$—	$—
	$25,682	$25,682	$—	$—	$—	$—
Liabilities:
Description
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	$38,113	$25,682	$12,431	$—	$12,431	$—
Reverse
Repurchase
Agreements —
JPMorgan
Chase &
Co., Inc.	352,000	—	352,000	—	352,000	—
	$390,113	$25,682	$364,431	$—	$364,431	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**
JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and reverse repurchase agreements and the prime broker for all written option contracts held by the Funds as of June 30, 2019.

Note 8 — ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 8 — ACCOUNTING PRONOUNCEMENTS (continued)

until their effective date. Management has evaluated the impact of these changes and has incorporated these changes, as applicable, to the Funds’ financial statements and disclosures here and within.

Note 9 — SECURITIES LENDING

Effective November 13, 2018, TMF became authorized to engage in securities lending in order to generate additional income. TMF is able to lend to approved borrowers. TMF’s custodian, U.S. Bank N.A. serves as the lending agent for TMF, pursuant to a Securities Lending Agreement (the “Securities Lending Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Mount Vernon Liquid Assets Portfolio, LLC. TMF retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to TMF). Upon termination of a loan, TMF is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by TMF or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and U.S Bank N.A.’s fee) is included on the Statements of Operations as Securities lending income (net). TMF also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agreement, U.S Bank N.A. marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loaned securities that are non-U.S. securities), U.S. Bank N.A. requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the Schedule of Investments. At June 30, 2019, the value of outstanding securities on loan and the value of collateral investment were as follows:

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 9 — SECURITIES LENDING (continued)

	Value of	Cash	Total value
	Securities	Collateral Posted	of Collateral
	on Loan	by Borrower	Investments
Mount Vernon Liquid Asset Portfolio, LLC*	$60,235,769	$61,258,584	$61,258,584

*	Please refer to the Schedule of Investments to view classification as this instrument is classified as a short-term fund and is not a registered money market fund.

TMF bears the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, TMF may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, TMF may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

TMF is not subject to a master netting agreement with respect to securities lending.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, U.S Bank N.A. has agreed to indemnify TMF from losses resulting from a borrower’s failure to return a loaned security.

Note 10 — SUBSEQUENT EVENTS

Management has evaluated events and transactions occurring after June 30, 2019 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by TMF may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2018 was 43.27% for TMF and 14.23% for EDF and 8.47% for CEF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2018 was 34.52% for TMF and 9.06% for EDF and 8.37% for CEF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2018 was 68.78% for TMF and 23.45% for EDF and 0.00% for CEF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally vote proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Parts F of Form N-PORT are available on the SEC’s website at www.sec.gov. Once filed, the most recent Parts F of Form N-PORT will also be available without charge, upon request, by calling 1-800-343-8959.

The Merger Fund and Westchester Capital Funds
PRIVACY POLICY

We collect the following non-public personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to non-affiliated third parties, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your non- public personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non- affiliated third parties.

THIS PRIVACY POLICY IS NOT A PART OF THE SEMI-ANNUAL REPORT.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Distributor
Compass Distributors, LLC
Three Canal Plaza, 3rd Floor
Portland, ME 04101

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

This report is authorized for distribution only when
preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 3, 2019

By (Signature and Title)*        /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 3, 2019

By (Signature and Title)*        /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    September 3, 2019

* Print the name and title of each signing officer under his or her signature.